UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-06199
                                                     ---------

                       The Nottingham Investment Trust II
                       ----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)


                                A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2007
                                              --------------

Item 1.    REPORTS TO STOCKHOLDERS.

Annual Report 2007










                                                        [LOGO HERE]
                                                               EARNEST PARTNERS

                                                             Fixed Income Trust
                                                                 March 31, 2007





















This report and the financial statements contained herein are submitted for the general information of the shareholders of The EARNEST Partners Fixed Income Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St., Rocky Mount, NC 27804, Phone 1-800-773-3863.

________________________________________________________________________________
Statements in the Annual Report that reflect projections or expectations of future financial or economic performance of the EARNEST Partners Fixed Income Trust (the "Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, investment advisor risk, market sector risk and portfolio turnover risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-525-3863. The prospectus should be read carefully before investing.
________________________________________________________________________________

Stated performance in the aforementioned Fund was achieved at some or all points during the period by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about May 30, 2007.

For More Information on Your EARNEST Partners Fixed Income Trust:

               See Our Web site @ www.earnestpartners.com
                                 or
               Call Our Shareholder Services Group Toll-Free at 1-800-525-3863

[LOGO HERE]
EARNEST PARTNERS
________________________________________________________________________________
                         1180 Peachtree Street ~ Suite 2300 ~ Atlanta, GA 30309
                                            (404) 815-8772 ~ Fax (404) 815-8948
                                             E-Mail: invest@earnestpartners.com
                                                        www.earnestpartners.com


16 May 2007

Dear Shareholders of the EARNEST Partners Fixed Income Trust:

     Enclosed for your review is the annual report of the EARNEST Partners Fixed Income Trust (the "Fund") for the fiscal year ended 31 March 2007. For the fiscal year, the Fund's total return beat that of its benchmark, the Lehman Brothers Aggregate Bond Index* ("LBABI"), by 26 basis points, with the Fund having a return of 6.84%, and the LBABI having a return of 6.58%. In the Lipper Intermediate Investment Grade Debt Funds category, the Fund ranked 72 out of 517, 79 out of 579, and 71 out of 172 for the one year, five year, and ten year periods, respectively. Thus the Fund bested 86% of its peer group in this category for the fiscal year ended 31 March 2007 on a total return basis.

     After rising for two years from the historical low of 1.25%, the Federal Funds Target Rate was left unchanged after June 2006 at 5.25%, where it remained through the Fund's fiscal year end. Forward looking as the bond market is, anticipating the next slow down, the long end of the yield curve rallied with rates falling, a movement that helped to produce decent returns for high grade bonds in what essentially remains a low interest rate environment. Along with the move in rates, spreads on bond market sectors such as mortgage-backed securities (MBS), government agency issues and corporate bonds remained in line, allowing those sectors to earn their coupon, meaning that our typical avoidance of Treasury debt was rewarded.

     So with such good news for high grade bonds, where do we go from here? With the risk now that spreads widen and that volatility returns, our traditional focus on higher quality sectors with better structure should be the right thing to do. It is never wrong when investing for core fixed income to be careful with our clients' capital. As spreads recovered after the credit debacle of 2002, lower quality bonds fared better. As volatility declined, MBS did well. Now spreads are tight and volatility is low. Whether they drift sideways or begin to rise and widen, we stand to benefit on a relative basis. When it comes to making explicit forecasts about economic factors, we remain avowed agnostics, except to acknowledge that markets do move in cycles. Our process has stood the test of time and we are staying the course.

Very truly yours,

/s/ Douglas Folk
EARNEST Partners, LLC
Douglas Folk, CFA


*The Lehman Brothers Aggregate Bond Index is a benchmark index made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

The views and opinions expressed in management's discussion of fund performance are those of EARNEST Partners, LLC ("EARNEST"). These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but EARNEST makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

EARNEST Partners Fixed Income Trust

Performance Update - $50,000 Investment (Unaudited)

For the period from March 31, 1997 to March 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
          EARNEST Partners  Lehman Brothers Lipper Intermediate  Performance Returns for the period ended March 31, 2007.
           Fixed Income      Aggregate       Investment Grade    ------------------------------------------------------------------
              Trust         Bond Index       Debt Fund Index                                                                Gross
              -----         ----------       ---------------     Average Annual                    One     Five    Ten      Expense
3/31/1997    $50,000         $50,000            $50,000          Total Returns                     Year    Year    Year      Ratio
3/31/1998     54,956          55,993             55,361          ------------------------------------------------------------------
3/31/1999     58,237          59,627             58,570          EARNEST Partners
3/31/2000     59,090          60,744             59,380          Fixed Income Trust                6.84%   5.46%    5.91%    0.96%
3/31/2001     65,862          68,355             66,413          ------------------------------------------------------------------
3/31/2002     68,047          72,011             69,634          Cumulative Total                  Ten           Final Value of
3/31/2003     77,095          80,426             76,781          Investment Returns                Year         $50,000 Investment
3/31/2004     81,277          84,773             81,300          ------------------------------------------------------------------
3/31/2005     81,182          85,746             81,964          EARNEST Partners
3/31/2006     83,102          87,682             83,472          Fixed Income Trust               77.57%             $88,785
3/31/2007     88,785          93,460             88,540          ------------------------------------------------------------------
                                                                 Lehman Brothers Aggregate
                                                                 Bond Index                       86.92%             $93,460
                                                                 ------------------------------------------------------------------
                                                                 Lipper Intermediate Investment
                                                                 Grade Debt Fund Index            77.08%             $88,540
-----------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $50,000 at March 31, 1997. All dividends and distributions  are reinvested.  This graph depicts the performance of the EARNEST Partners Fixed Income Trust (the "Fund") versus the Lehman Brothers  Aggregate Bond Index and the Lipper Intermediate  Investment Grade Debt Fund Index. It is important to note that the Fund is a professionally  managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Fund Expenses (Unaudited)
________________________________________________________________________________

Example - As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example                             Beginning Account Value       Ending Account Value           Expenses Paid
                                                October 1, 2006              March 31, 2007             During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000.00                    $1,029.30                    $2.02
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000.00                    $1,022.94                    $2.02
-----------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 0.40%.  The values under  "Expenses  Paid During  Period" are equal to the  annualized  expense ratio  multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

EARNEST Partners Fixed Income Trust

Schedule of Investments

As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                          Shares or   Market Value                                                     Market Value
                                          Principal     (Note 1)                                        Principal        (Note 1)
-----------------------------------------------------------------      ------------------------------------------------------------

MONEY MARKET - 1.61%                                                   REMIC Trust 2001-44
  Merrimac Cash Series, 5.18%                                              6.114%, 11/16/21                $ 95,092      $ 95,637
     (Cost $717,252)                       717,252     $ 717,252       REMIC Trust 2002-35
                                                       ---------           5.887%, 10/16/23                 373,992       379,038
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.99%                          REMIC Trust 2002-83
                                                                           3.313%, 04/16/17                 172,230       169,516
* A.I.D. - Equador                                                     REMIC Trust 2002-94
     7.050%, 05/01/15                   $   41,464      $ 44,656           5.045%, 11/16/28                 900,000       896,806
  A.I.D. - Israel                                                      REMIC Trust 2003-16
     5.500%, 12/04/23                      650,000       680,399           3.130%, 04/16/16                 377,190       370,341
  Alter Barge Line Title XI                                            REMIC Trust 2003-22
     6.000%, 03/01/26                      250,000       263,007           2.750%, 06/16/21                 188,135       183,865
  Federal Agricultural Mortgage Corporation                            REMIC Trust 2003-36
  Series AM-1003                                                           2.933%, 10/16/20                 757,058       738,789
     6.745%, 04/25/13                      317,060       319,305       REMIC Trust 2003-59
  Federal Home Loan Mortgage Corporation                                   2.274%, 07/16/18                 793,490       763,935
  Freddie Mac                                                          REMIC Trust 2003-72
     5.000%, 02/16/17                      900,000       898,181           4.356%, 02/16/30                 563,675       553,304
  Federal National Mortgage Association                                Small Business Administration
  FNMA Pass-Thru Mortgage Pool 745275                                  Series 1992-20H
     5.000%, 02/01/36                      783,272       757,523           7.400%, 08/01/12                 113,030       117,077
  FNMA Pass-Thru Mortgage Pool 745418                                  Series 1995-20L
     5.500%, 04/01/36                      638,302       632,277           6.450%, 12/01/15                 112,162       115,246
  FNMA Pass-Thru Mortgage Pool 872277                                  Series 1997-20A
     6.000%, 05/01/36                      630,542       635,229           7.150%, 01/01/17                 120,552       125,454
  FNMA Pass-Thru Mortgage Pool 882040                                  Series 1998-20B
     6.000%, 05/01/36                      617,199       621,787           6.150%, 02/01/18                 314,672       322,592
  FNMA Pass-Thru Mortgage Pool 886085                                  Series 2000-20K
     6.000%, 07/01/36                      636,557       641,755           7.220%, 11/01/20                 565,371       598,024
  FNMA Pass-Thru Mortgage Pool 896052                                  Series 2001-20A
     6.000%, 07/01/36                      604,059       608,549           6.290%, 01/01/21                 398,701       412,921
  FNMA Pass-Thru Mortgage Pool 901598                                  Series 2001-20K
     5.500%, 11/01/36                      742,536       734,792           5.340%, 11/01/21                 662,746       671,068
  Government National Mortgage Association                             Series 2002-10A
  GNMA Pass-Thru Mortgage Single Family Pool 3665                          5.350%, 01/01/12                 438,908       442,169
     5.500%, 01/20/35                      664,766       660,483       Series 2002-10B
  GNMA Pass-Thru Mortgage Single Family Pool 3689                          5.300%, 03/01/12                 542,992       546,938
     4.500%, 03/20/35                      667,951       629,538       Series 2002-10F
  GNMA Pass-Thru Mortgage Single Family Pool 3785                          3.940%, 11/01/12                 287,909       281,500
     5.000%, 11/20/35                      692,227       671,339       Series 2002-20J
  GNMA Pass-Thru Mortgage Single Family Pool 3786                          4.750%, 10/01/22                 704,479       694,291
     5.500%, 11/20/35                      752,317       747,469       Series 2002-20K
  GNMA Pass-Thru Mortgage Single Family Pool 3840                          5.080%, 11/01/22                 522,497       522,773
     5.000%, 04/20/36                      621,251       602,180       Series 2003-10B
                                                                           3.390%, 03/01/13                 383,670       368,232

                                                                                                                       (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments

As of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                          Shares or   Market Value                                                     Market Value
                                          Principal     (Note 1)                                        Principal        (Note 1)
----------------------------------------------------------------     --------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - (Continued)                   *  USGI #87
                                                                          7.430%, 08/01/23                $  49,274     $    49,770
                                                                                                                        -----------
  Series 2003-10C
     3.530%, 05/01/13                    $ 351,223     $ 338,871        Total U.S. Government Insured Obligations
  Series 2003-20C                                                           (Cost $139,389)                                 142,464
     4.500%, 03/01/23                      909,216       882,243                                                        -----------
  Series 2003-20D
     4.760%, 04/01/23                      500,035       492,437      CORPORATE ASSET BACKED SECURITIES - 8.34%
  Series 2003-20E
     4.640%, 05/01/23                      496,154       485,347        American Airlines, Inc. Series 2001-1
  Series 2003-20F                                                           6.977%, 05/23/21                519,671         520,971
     4.070%, 06/01/23                    1,067,724     1,011,018        California Infrastructure SDG&E Series 1997-1
  Series 2003-20I                                                           6.370%, 12/26/09                145,606         146,616
     5.130%, 09/01/23                      616,292       616,956        CenterPoint Energy Transition Bond Co. 2001-1 A2
  Series 2004-20L                                                           4.760%, 09/15/09                150,129         149,782
     4.870%, 12/01/24                      617,881       608,611        Connecticut RRB Series 2001-1 A3
  Series 2005-20B                                                           5.730%, 03/30/09                114,264         114,264
     4.625%, 02/01/25                      710,010       688,563        Connecticut RRB Series 2001-1 A5
  Series 2005-20L                                                           6.210%, 12/30/11                365,000         376,910
     5.390%, 12/01/25                      763,364       771,059        Consumer Funding 2001-1 A4
  Series 2006-10C                                                           4.980%, 04/20/12                300,000         299,655
     5.680%, 05/01/16                      743,855       759,835        Credit Suisse Mortgage Capital Certificates 2006-C1
  Series 2006-20E                                                           5.555%, 02/15/39              1,000,000       1,012,414
     5.870%, 05/01/26                      895,608       925,605        Detroit Edison Securitization Funding 2001-1 A4
  U.S. Guaranty Bonds                                                       6.190%, 03/01/13                100,000         103,195
  Amethyst Title XI                                                     Illinois Power Trust Series 1998-1 A6
     4.390%, 04/15/16                      633,340       617,089            5.540%, 06/25/09                 13,943          13,947
  Matson Navigation Company, Inc.                                       Massachusetts RRB Trust 1999-1 A5
     5.337%, 09/04/28                      559,000       562,516            7.030%, 03/15/12                200,000         207,591
  Perforadora Cent SA de CV Shipping                                    PECO Energy Bonds Series 2000-A A3
     5.240%, 12/15/18                      360,033       363,795            7.625%, 03/01/10                250,000         261,467
  Rowan Companies, Inc.                                                 PP&L Transition Bonds Series 1999-1 A8
     2.800%, 10/20/13                      499,997       468,207            7.150%, 06/25/09                485,000         495,426
  Sterling Equipment, Inc.                                                                                              -----------
     6.125%, 09/28/19                      179,670       189,008
                                                     -----------        Total Corporate Asset Backed Securities
                                                                            (Cost $3,721,174)                             3,702,238
  Total U.S. Government & Agency Obligations                                                                            -----------
   (Cost $29,552,898)                                 29,299,145
                                                     -----------        CORPORATE OBLIGATIONS - 22.62%


                                                                        Arkansas Electric Cooperative Corporation
U.S. GOVERNMENT INSURED OBLIGATIONS - 0.32%                                 7.330%, 06/30/08                126,000         128,141
                                                                        Burlington Northern and Santa Fe Railway Co.
    Federal Housing Authority Project Loan                                  6.230%, 07/02/18                759,453         793,469
*   Downtowner Apartments                                               Continental Airlines Inc.
       8.375%, 11/01/11                     72,091        75,301            7.707%, 04/02/21                633,824         700,376
*   Reilly #046
       6.513%, 06/01/14                     17,236        17,393                                                         (Continued)


EARNEST Partners Fixed Income Trust

Schedule of Investments

As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Market Value
                                          Principal     (Note 1)
----------------------------------------------------------------     --------------------------------------------------------------

CORPORATE OBLIGATIONS - (Continued)                                   Total Investments
                                                                          (Cost $44,079,138) - 98.88%                  $ 43,903,533
  CSX Corporation                                                     Other Assets less Liabilities - 1.12%                 498,985
     6.550%, 06/15/13                    $ 300,000      $ 315,820                                                      ------------
  CVS Lease Pass-Thru
     6.036%, 12/10/28                      895,424        905,640     Net Assets - 100.00%                             $ 44,402,518
  FedEx Corporation                                                                                                    ============
     7.650%, 01/15/22                      118,996        135,202
  Ford Motor Credit Company                                           * Securities valued using Matrix System.  (note 1)
     7.375%, 02/01/11                      375,000        368,825
  FPL Group Capital, Inc.
     6.350%,10/01/66                       450,000        453,502     Summary of Investments by Category
  GATX Financial Corporation                                                                                 % of Net       Market
     6.273%, 06/15/11                      700,000        722,274     Category                               Assets          Value
  General Motors Acceptance Corp.                                     -------------------------------------------------------------
     6.875%, 08/28/12                      375,000        373,489     Corporate Asset Backed Securities      8.34%      $ 3,702,238
  Nevada Power Company                                                Corporate Obligations                 22.62%       10,042,434
     5.875%, 01/15/15                      375,000        378,103     Money Market                           1.61%          717,252
  Norfolk Southern Railway Company                                    U.S. Government &
     5.950%, 04/01/08                      250,000        250,822        Agency Obligations                 65.99%       29,299,145
  Private Export Funding Corporation                                  U.S. Government
     4.900%, 12/15/11                      900,000        901,523        Insured Obligations                 0.32%          142,464
  Provident Companies Inc.                                            -------------------------------------------------------------
     7.000%, 07/15/18                      375,000        389,168     Total                                 98.88%     $ 43,903,533
  Reinauer Maritime Company LLC
     5.875%, 11/30/26                      660,000        690,373
  Residential Capital Corporation
     6.375%, 06/30/10                      375,000        374,899
  Union Pacific ETC Corporation
     4.698%, 01/02/24                      771,249        735,764
  Union Pacific Railroad Company
     6.630%, 01/27/22                       94,820        100,817
  USB Capital IX
     6.189%, 12/29/49                      650,000        666,475
  Wachovia Capital Trust III
     5.800%, 03/15/42                      650,000        657,752
                                                     ------------

  Total Corporate Obligations
     (Cost $9,948,425)                                 10,042,434
                                                     ------------



See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Assets and Liabilities


As of March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $44,079,138) ..............................................................              $ 43,903,533
  Receivables:
    Fund shares sold ....................................................................................                       883
    Interest ............................................................................................                   505,241
  Prepaid expenses
        Fund accounting fees (note 2) ...................................................................                     2,250
        Compliance services fees (note 2) ...............................................................                       665
        Other expenses ..................................................................................                     3,842
  Due from affiliates:
    Advisor (note 2) .....................................................................................                     9,634
                                                                                                                       ------------
  Total assets ..........................................................................................                44,426,048

Liabilities:
  Payables:
    Distributions .......................................................................................                     2,047
    Fund shares repurchased .............................................................................                     1,803
  Accrued expenses ......................................................................................                    19,680
                                                                                                                       ------------
  Total liabilities .....................................................................................                    23,530
                                                                                                                       ============
Net Assets ..............................................................................................              $ 44,402,518

Net Assets Consist of:
  Capital ...............................................................................................              $ 45,538,481
  Accumulated net realized loss on investments ..........................................................                  (960,358)
  Net unrealized depreciation on investments ............................................................                  (175,605)

Total Net Assets ........................................................................................              $ 44,402,518
                                                                                                                       ------------
Shares Outstanding, no par value (unlimited authorized shares) ..........................................                 4,183,605
Net Asset Value, Maximum Offering Price and Redemption Price Per Share ..................................              $      10.61
                                                                                                                       ============














See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Operations


For the fiscal year ended March 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
  Interest ..........................................................................................                   $ 1,857,418
  Dividends .........................................................................................                        54,988
                                                                                                                       ------------
        Total Investment Income .....................................................................                     1,912,406

Expenses:
  Advisory fees (note 2) ............................................................................                       170,096
  Administration fees (note 2) ......................................................................                        47,249
  Transfer agent fees (note 2) ......................................................................                        20,475
  Fund accounting fees (note 2) .....................................................................                        30,780
  Compliance services fees (note 2) .................................................................                         7,750
  Custody fees (note 2) .............................................................................                        10,736
  Registration and filing administration fees (note 2) ..............................................                         3,360
  Legal fees ........................................................................................                         8,901
  Audit and tax preparation fees ....................................................................                        15,832
  Chief Compliance Officer fees .....................................................................                         4,956
  Registration and filing expenses ..................................................................                         6,457
  Printing expenses .................................................................................                         2,089
  Trustee fees and meeting expenses .................................................................                         2,598
  Securities pricing fees ...........................................................................                        17,403
  Other operating expenses ..........................................................................                        11,707
                                                                                                                       ------------
  Total Expenses ....................................................................................                       360,389

  Expenses reimbursed by advisor (note 2) ...........................................................                       (38,991)
  Advisory fees waived (note 2) .....................................................................                      (170,096)
                                                                                                                       ------------
Net Expenses ........................................................................................                       151,302
                                                                                                                        -----------
Net Investment Income ...............................................................................                     1,761,104
Realized and Unrealized (Loss) Gain on Investments

  Net realized loss from investment transactions ....................................................                       (42,192)
  Change in unrealized appreciation on investments ..................................................                       849,149
                                                                                                                       ------------
Realized and Unrealized Gain on Investments .........................................................                       806,957
                                                                                                                        ===========
Net Increase in Net Assets Resulting from Operations ................................................                   $ 2,568,061







See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statements of Changes in Net Assets

For the fiscal year ended March 31,                                                     2007                       2006
------------------------------------------------------------------------------------------------------------------------------------

Operations:
  Net investment income ................................................           $  1,761,104            $  1,540,159
  Net realized loss from investment transactions .......................                (42,192)               (487,484)
  Change in unrealized appreciation on investments .....................                849,149                (135,155)
                                                                                   ------------            ------------
Net Increase in Net Assets Resulting from Operations ...................              2,568,061                 917,520

Distributions to Shareholders: (note 4)
  Net investment income ................................................             (1,810,818)             (1,637,947)
                                                                                   ------------            ------------
Decrease in Net Assets Resulting from Distributions ....................             (1,810,818)             (1,637,947)

Capital Share Transactions: (note 5)
  Shares sold .........................................................              14,381,873               3,211,414
  Reinvested dividends and distributions ..............................               1,782,243               1,389,820
  Shares repurchased ..................................................              (4,530,974)            (11,272,147)
                                                                                   ------------            ------------
Increase (Decrease) from Capital Share Transactions ....................             11,633,142              (6,670,913)
                                                                                   ------------            ------------
Net Increase (Decrease) in Net Assets ..................................             12,390,385              (7,391,340)

Net Assets:
  Beginning of Year ....................................................             32,012,133              39,403,473
  End of Year ..........................................................           $ 44,402,518            $ 32,012,133

Undistributed Net Investment Income ....................................           $         -             $         -
















See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Financial Highlights

For a share outstanding during the
fiscal year ended March 31,                                     2007           2006           2005            2004           2003
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year .....................  $  10.41        $  10.63        $  11.08        $  10.88        $ 10.08
                                                          --------        --------        --------        --------        -------
Income (Loss) from Investment Operations
  Net investment income ................................      0.49            0.44            0.41            0.36           0.51
  Net realized and unrealized
              gain (loss) on investments ...............      0.21           (0.19)          (0.42)           0.22           0.80
                                                          --------        --------        --------        --------        -------
Total from Investment Operations .......................      0.70            0.25           (0.01)           0.58           1.31

Less Distributions:
  Dividends (from net investment income) ...............     (0.50)          (0.47)          (0.44)          (0.38)         (0.51)
                                                          --------        --------        --------        --------        -------
Total Distributions ....................................     (0.50)          (0.47)          (0.44)          (0.38)         (0.51)
                                                          ========        ========        ========        ========        =======
Net Asset Value, End of Year ...........................  $  10.61        $  10.41        $  10.63        $  11.08        $ 10.88


Total return ...........................................      6.84 %          2.36 %         (0.12)%          5.43 %         13.30 %

Net Assets, End of Year (in thousands) .................  $ 44,403        $ 32,012        $ 39,403        $ 39,134        $ 13,755

Average Net Assets for the Year (in thousands) .........  $ 37,799        $ 37,536        $ 34,988        $ 35,772        $  8,148

Ratios of:
Gross Expenses to Average Net Assets (a) ...............      0.95 %          0.96 %          0.97 %          0.95 %          1.97 %
Net Expenses to Average Net Assets (a) .................      0.40 %          0.40 %          0.40 %          0.40 %          0.58 %
Net Investment Income to Average Net Assets ............      4.66 %          4.10 %          3.69 %          3.31 %          4.55 %

Portfolio turnover rate ................................     26.51 %         28.13 %         43.87 %         54.20 %         74.35 %


(a)  The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
     and after any waivers and reimbursements (net expense ratio).
















See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Notes to Financial Statements

________________________________________________________________________________

1.   Organization    and   Significant    differ  from the price next  available
     Accounting Policies                  for that portfolio  security using the
                                          Fund's  normal   pricing   procedures.
EARNEST Partners Fixed Income Trust Instruments with maturities of 60 days (the "Fund") is a series fund. The or less are valued at amortized cost,
Fund  is   part   of  The   Nottingham    which approximates market value.
Investment  Trust  II  (the  "Trust"),
which was organized as a Massachusetts The financial statements include business trust and is registered under securities valued at $187,120 (0.42% the Investment Company Act of 1940, as of net assets) whose values have been amended (the "1940 Act"), as an estimated using a method approved by open-end management investment the Trust's Board of Trustees. Such company. The Fund is classified as a securities are valued by using a diversified company as defined in the Matrix System, which is based upon the
1940 Act.                                 factors     described     above    and
                                          particularly the spread between yields
The  Fund   commenced   operations  on    on the  securities  being  valued  and
November 15, 1991. The investment yields on U.S. Treasury securities objective of the Fund is to preserve with similar remaining years to capital and maximize total returns maturity. Those estimated values may through active management of differ from the values that would have
investment-grade          fixed-income    resulted from actual purchase and sale
securities.                               transactions.

The following accounting policies have    Investment Transactions and Investment
been consistently followed by the Fund    Income
and are in conformity  with accounting    Investment  transactions are accounted
principles generally accepted in the for as of the date purchased or sold United States of America in the (trade date). Dividend income is
investment company industry.              recorded  on  the  ex-dividend   date.
                                          Interest  income  is  recorded  on the
Investment Valuation                      accrual     basis     and     includes
The Fund's  investments  in securities    amortization    of    discounts    and
are   carried  at  value.   Securities    premiums.   Gains   and   losses   are
listed on an  exchange  or quoted on a    determined  on  the  identified   cost
national  market  system are valued at    basis,  which is the same  basis  used
the last  sales  price as of 4:00 p.m.    for federal income tax purposes.
Eastern Time. Securities traded in the
NASDAQ   over-the-counter  market  are    Expenses
generally   valued   at   the   NASDAQ    The  Fund  bears   expenses   incurred
Official Closing Price. Other specifically on its behalf as well as securities traded in the a portion of general and trust over-the-counter market and listed expenses, which are allocated securities for which no sale was according to methods reviewed annually
reported  on that  date are  valued at    by the Trustees.
the most recent bid price.  Securities
and  assets  for which  representative    Dividend Distributions
market quotations are not readily The Fund may declare and distribute available or which cannot be dividends from net investment income accurately valued using the Fund's at the end of each month. normal pricing procedures are valued Distributions from capital gains (if at fair value as determined in good any) are generally declared and
faith under  policies  approved by the    distributed annually.
Trustees,  taking  into  consideration
institutional   bid  and   last   sale    Estimates
prices, and securities prices, yields, The preparation of financial estimated maturities, call features, statements in conformity with ratings, institutional trading in accounting principles generally similar groups of securities and accepted in the United States of developments related to specific America requires management to make securities. Fair value pricing may be estimates and assumptions that affect used, for example, in situations where the amount of assets, liabilities,
(i) a portfolio security is so thinly expenses and revenues and disclosure traded that there have been no of contingent assets and liabilities transactions for that security over an reported in the financial statements. extended period of time; (ii) the Actual results could differ from those
value of a portfolio security, such as    estimates.
fixed   income   security   which   is
typically   valued   within  a  matrix    Federal Income Taxes
pricing  system,  cannot  be  made  by    No  provision   for  income  taxes  is
analogy  to  a  comparable   security;    included in the accompanying financial
(iii) the exchange on which the statements, as the Fund intends to portfolio security is principally distribute to shareholders all taxable traded closes early; or (iv) trading investment income and realized gains of the particular portfolio security and otherwise comply with Subchapter M is halted during the day and does not of the Internal Revenue Code
resume  prior to the  Funds' net asset    applicable  to  regulated   investment
value    calculation.    A   portfolio    companies.
security's   "fair  value"  price  may

                                                                    (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements

________________________________________________________________________________

2. Transactions with Affiliates           Administrator
                                          The Fund pays a monthly administration
Advisor                                   fee to  The  Nottingham  Company  (the
The Fund pays a monthly  advisory  fee    "Administrator")    based   upon   the
to EARNEST Partners, LLC (the average daily net assets of the Fund "Advisor") based upon the average and calculated at the annual rates
daily  net  assets  of  the  Fund  and    shown in  Schedule B  provided  below,
calculated  at  the  annual  rates  as    which  is  subject  to  a  minimum  of
shown in Schedule A.                      $2,000  per month.  The  Administrator
                                          also receives a fee to procure and pay
The Advisor has entered into a the custodian for the Funds, contractual agreement (the "Expense additional compensation for fund Limitation Agreement") with the Trust, accounting and recordkeeping services, on behalf of the Fund, under which it and additional compensation for has agreed to waive or reduce its fees certain costs involved with the daily and to assume other expenses of the valuation of securities and as Fund, if necessary, in amounts that reimbursement for out-of-pocket
limit  the  Fund's   total   operating    expenses. A breakdown of these fees is
expenses   (exclusive   of   interest,    provided below, in Schedule B.
taxes, brokerage fees and commissions,
extraordinary  expenses, and payments,    Compliance Services
if any, under a Rule 12b-1 Plan) to The Nottingham Compliance Services, not more than a specified percentage LLC, a wholly owned affiliate of the of the average daily net assets of the Administrator, provides services which Fund for the current fiscal year. assist the Trust's Chief Compliance There can be no assurance that the Officer in monitoring and testing the Expense Limitation Agreement will policies and procedures of the Trust continue in the future. Subject to in conjunction with requirements under approval by the Board of Trustees, the Rule 38a-1 of the 1940 Act. It Advisor may be able to recoup fees receives compensation for this service
waived and expenses assumed during any    at an annual rate of $7,750.
of  the  previous   three  (3)  fiscal
years,  provided that the Fund's total    Transfer Agent
assets exceed $20 million and the Fund North Carolina Shareholder Services, has reached a sufficient asset size to LLC (the "Transfer Agent") serves as permit such reimbursement to be made transfer, dividend paying, and
without   causing  the  total   annual    shareholder  servicing  agent  for the
expense ratio of the Fund to exceed Fund. It receives compensation for its 0.40% as described above. As of March services at a rate of $15 per
31, 2007 the  recapturable  reimbursed    shareholder  per  year,  subject  to a
expense amounts are as follows for the    minimum fee of $1,500 per month.
fiscal  years  ended  2005,  2006  and
2007: $199,294, $209,694 and $209,087,    Distributor
respectively. These amounts are set to Capital Investment Group, Inc. (the expire in 2008, 2009 and 2010, "Distributor") serves as the Fund's respectively. The expense limitation principal underwriter and distributor. percentages, as well as the Advisory fees waived and expenses reimbursed Certain Trustees and officers of the for the fiscal year ended March 31, Trust are also officers of the Advisor
2007  are   included  in  Schedule  A,    or the Administrator.
provided below.

------------------------------------------------------------------------
Schedule A:

     Advisor Fees
                               Expense       Advisor
         Average              Limitation      Fees            Expenses
        Net Assets   Rate       Ratio        Waived          Reimbursed
------------------------------------------------------------------------
        All assets   0.45%      0.40%       $170,096          $38,991
------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Schedule B:                                                                  Fund Accounting
                                                                      Fund                Asset Based Fees
         Administration Fees (1)        Custody Fees (2)            Accounting                                 Blue Sky
      Average Net        Annual        Average Net       Annual       Fees        Average Net     Annual      Administration
       Assets            Rate           Assets            Rate       (monthly)     Assets          Rate       Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
     On all assets        0.125%    First $100 million   0.020%      $2,250      On all assets     0.01%    $160 per state
                                    Over $100 million    0.009%
-----------------------------------------------------------------------------------------------------------------------------------
(1) Subject to minimum fees of $2,000 per month.
(2) Subject to minimum fees of $400 per month.

EARNEST Partners Fixed Income Trust

Notes to Financial Statements

________________________________________________________________________________

3.  Purchases  and Sales of Investment                4. Federal Income Tax
    Securities
                                                      The tax  components of capital,  as of
For the fiscal  year  ended  March 31,                March  31,  2007  are  shown  below in
2007,  the aggregate cost of purchases                Table 1.
and proceeds  from sales of investment
securities    (excluding    short-term                Accumulated capital losses noted below
securities) were as follows:                          represent net capital loss  carryovers
                                                      as of  March  31,  2007  that  may  be
--------------------------------------------------    available  to offset  future  realized
                                     Proceeds from    capital   gains  and  thereby   reduce
  Purchases of Securities      Sales of Securities    future  taxable  gain   distributions.
--------------------------------------------------    Table 2  below  shows  the  expiration
              $21,228,947              $9,763,677     dates of the carry-forwards.
--------------------------------------------------
                                                      Other  book  tax  differences  in  the
--------------------------------------------------    fiscal   year  ended  March  31,  2007
    Purchases of Long-Term  Proceeds from Sales of    primarily consist of post-October loss
           U.S. Government          Long-Term U.S.    deferrals.
              Obligations   Government Obligations
--------------------------------------------------
              $14,444,555              $5,247,563
--------------------------------------------------

Table 1

---------------------------------------------------------------------------------------------------------------------------------
  Undistributed       Undistributed Long-     Accumulated Capital          Other Book to Tax          Net Tax Appreciation/
  Ordinary Income       Term Gains                Losses                      Differences                (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
         $0                 $0                   $(932,472)                    $(27,886)                 $(175,605)
---------------------------------------------------------------------------------------------------------------------------------


Table 2
---------------------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended March 31, 2007

        March 31, 2009                March 31, 2013                  March 31, 2014                  March 31, 2015
---------------------------------------------------------------------------------------------------------------------------------
           $48,200                       $141,621                        $419,427                        $323,224
---------------------------------------------------------------------------------------------------------------------------------

The aggregate cost of investments  and                investment   securities   for  federal
the    composition    of    unrealized                income  tax  purposes  as of March 31,
appreciation   and   depreciation   of                2007 are noted in Table 3.

Table 3

---------------------------------------------------------------------------------------------------------------------------------
                                                   Aggregate Gross                           Aggregate Gross
        Federal Tax Cost                       Unrealized Appreciation                   Unrealized Depreciation
---------------------------------------------------------------------------------------------------------------------------------
          $44,079,138                                $401,575                                  $(577,180)
---------------------------------------------------------------------------------------------------------------------------------



Table 4 shows the amount of  dividends                differences   are  due  to   differing
and distributions  from net investment                treatments   for  items  such  as  net
income and net realized capital gains,                short-term       gains,       realized
which  are  determined  in  accordance                gains/(losses) from paydowns, deferral
with  federal  income tax  regulations                of wash sale losses and  capital  loss
and may differ from generally accepted                carry-forwards.      Any     permanent
accounting      principles.      These                differences  such  as tax  returns  of
                                                      capital would be reclassified  against
                                                      capital.

Table 4
---------------------------------------------------------------------------------------------------------------------------------
                                                                     Distributions from
     For the fiscal year ended                      Ordinary Income                           Long-Term Capital Gains
---------------------------------------------------------------------------------------------------------------------------------
         March 31, 2007                               $1,810,818                                        $ -
---------------------------------------------------------------------------------------------------------------------------------
         March 31, 2006                               $1,637,947                                        $ -
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                                (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements

________________________________________________________________________________

As a result of  permanent  differences    paydown   securities,   the  following
between the financial statement and reclassifications, shown below in income tax reporting requirements, due Table 5, were made for the year ended
primarily  to  different  book and tax    March      31,       2007.       These
treatments   of  gains   (losses)   on    reclassifications had no effect on the
                                          net asset value of the Fund.


Table 5
---------------------------------------------------------------------------------------------------------------------------------
                                                                 Increase (Decrease) in

  For the fiscal                                               Undistributed Net               Undistributed Net Realized
   year ended                       Paid-in Capital             Investment Income                  Gain on Investments
---------------------------------------------------------------------------------------------------------------------------------
March 31, 2007                         $(146)                      $49,714                               $(49,568)
---------------------------------------------------------------------------------------------------------------------------------

5. Capital Share Transactions


---------------------------------------------------------------------------------------------------------------------------------

For the fiscal year ended March 31,                                       2007                            2006
---------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
        Shares sold                                                      1,367,454                       300,025
        Reinvested distributions                                           169,444                       130,954
        Shares repurchased                                               (429,087)                   (1,060,901)
Net Increase (Decrease) in Capital Shares                                1,107,811                     (629,922)
Shares Outstanding, Beginning of period                                  3,075,794                     3,705,716
Shares Outstanding, End of period                                        4,183,605                     3,075,794
---------------------------------------------------------------------------------------------------------------------------------


6. New Accounting Pronouncements          the  financial   statements.   FIN  48
                                          requires   the   evaluation   of   tax
In September 2006, the Financial positions taken or expected to be Accounting Standards Board (FASB) taken in the course of preparing the
issued    Statement    on    Financial    Fund's  tax   returns   to   determine
Accounting Standards (SFAS) No. 157, whether the tax positions are "Fair Value Measurements." This "more-likely-than-not" of being standard establishes a single sustained by the applicable tax authoritative definition of fair value authority. Tax positions not deemed to and sets out a framework for measuring meet the more-likely-than-not fair value measurements. SFAS No. 157 threshold would be recorded as a tax applies to fair value measurements benefit or expense in the current already required or permitted by year. Adoption of FIN 48 is required existing standards. SFAS No. 157 is for fiscal years beginning after effective for financial statements December 15, 2006 and is to be applied issued for fiscal years beginning to all open tax years as of September after November 15, 2007 and interim 30, 2007. At this time, management is periods within those fiscal years. The evaluating the implications of FIN 48. changes to current generally accepted Although not yet determined,
accounting    principles    from   the    management  does not  expect FIN 48 to
application of this  Statement  relate    have   a   material   impact   on  the
to the  definition of fair value,  the    financial statements.
methods  used to measure  fair  value,
and  the  expanded  disclosures  about    7.   Commitments and Contingencies
fair value  measurements.  As of March
31,  2007,  the Fund does not  believe    Under   the   Trust's   organizational
the adoption of SFAS No. 157 will documents, its officers and Trustees impact the amounts reported in the are indemnified against certain financial statements, however, liabilities arising out of the
additional disclosures may be required    performance  of  their  duties  to the
about the inputs  used to develop  the    Fund.  In  addition,   in  the  normal
measurements and the effect of certain course of business, the Fund enters of the measurements reported on the into contracts with its vendors and statement of changes in net assets for others that provide for general
a fiscal period.                          indemnifications.  The Fund's  maximum
                                          exposure under these  arrangements  is
On July 13, 2006, the Financial unknown, as this would involve future Accounting Standards Board (FASB) claims that may be made against the
released  FASB  Interpretation  No. 48    Fund.  The Fund  expects  that risk of
"Accounting  for Uncertainty in Income    loss to be remote.
Taxes"  (FIN  48).   FIN  48  provides
guidance   for   how   uncertain   tax
positions    should   be   recognized,
measured,  presented  and disclosed in

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of The Nottingham Investment Trust II and the Shareholders of EARNEST Partners Fixed Income Trust:


We have audited the accompanying statement of assets and liabilities of EARNEST Partners Fixed Income Trust, a series of shares of The Nottingham Investment Trust II (the "Fund"), including the schedule of investments, as of March 31, 2007, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended March 31, 2005 were audited by other auditors whose report dated April 29, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EARNEST Partners Fixed Income Trust as of March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                         /s/  BRIGGS, BUNTING & DOUGHERTY, LLP

                                          BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
May 11, 2007

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)

________________________________________________________________________________

1.   Proxy Voting  Policies and Voting    At no time  preceding  the  removal of
     Record                               Deloitte were there any  disagreements
                                          with   Deloitte   on  any   matter  of
A copy of the Trust's Proxy Voting and accounting principles or practices, Disclosure Policy and the Advisor's financial statement disclosure, or Proxy Voting and Disclosure Policy are auditing scope or procedure, which included in Appendix B to the Fund's disagreements, if not resolved to the Statement of Additional Information satisfaction of Deloitte, would have and are available, without charge, caused it to make reference to the upon request, by calling subject matter of the disagreements in 1-800-773-3863. Information regarding connection with its report. At no time how the Fund voted proxies relating to preceding the removal of Deloitte did portfolio securities during the most any of the events enumerated in
recent  12-month  period ended June 30    paragraphs  (1)(v)(A)  through  (D) of
is available (1) without charge,  upon    Item 304(a) of Regulation S-K occur.
request,  by  calling  the Fund at the
number  above  and  (2) on  the  SEC's
website at http://www.sec.gov.

2.   Quarterly Portfolio Holdings         4.   Additional    Information   About
                                               Trustees and Officers
The Fund files its  complete  schedule
of portfolio holdings with the SEC for The business and affairs of the the first and third quarters of each EARNEST Partners Fixed Income Trust fiscal year on Form N-Q. The Fund's ("Fund") and The Nottingham Investment Forms N-Q are available on the SEC's Trust II ("Trust") are managed under website at http://www.sec.gov. You may the direction of the Board of Trustees review and make copies at the SEC's ("Trustees") of the Trust. Information
Public Reference Room in Washington, concerning the Trustees and officers D.C. You may also obtain copies after of the Trust and Fund is set forth paying a duplicating fee by writing below. Generally, each Trustee and the SEC's Public Reference Section, officer serves an indefinite term or
Washington,   D.C.  20549-0102  or  by    until  certain  circumstances  such as
electronic          request         to    their resignation, death, or otherwise
publicinfo@sec.gov,  or  is  available    as    specified    in   the    Trust's
without  charge,   upon  request,   by    organizational  documents. Any Trustee
calling  the  fund at  1-800-773-3863.    may  be   removed   at  a  meeting  of
Information on the operation of the shareholders by a vote meeting the Public Reference Room may be obtained requirements of the Trust's
by calling the SEC at 202-942-8090.       organizational      documents.     The
                                          Statement of Additional Information of
3.   Change in Independent  Registered    the    Fund    includes     additional
     Public Accounting Firm               information  about  the  Trustees  and
                                          officers  and  is  available,  without
On  March  15,  2005,   the  Board  of    charge,  upon  request by calling  the
Trustees engaged Briggs, Bunting & Fund toll-free at 1-800-773-3863. The Dougherty, LLP ("BBD") as its new address of each Trustee and officer, independent registered public unless otherwise indicated on the accounting firm effective after the following page, is 116 South Franklin
completion  of Deloitte & Touche LLP's    Street,  Rocky Mount,  North  Carolina
audit of the March 31, 2005 financial 27804. The Independent Trustees statements. At no time preceding the received aggregate compensation of engagement of BBD did the Fund consult $2,824 during the fiscal year ended the firm regarding either (i) the March 31, 2007 from the Fund for their application of accounting principles services to the Fund and Trust. The to a specified transaction, either Interested Trustees and officers did completed or proposed, or the type of not receive compensation from the audit opinion that might be rendered Brown Funds for their services to the
on the Fund's financial statements, or    Fund and Trust.
(ii)  any   matter   that  was  either
subject   of  a   disagreement   or  a
reportable  event,  as such  terms are
defined in Item 304 of Regulation S-K.

Prior to this date,  Deloitte & Touche
LLP   ("Deloitte")   served   as   the
independent      registered     public
accounting  firm  for  the  Trust  and
issued reports on the Fund's financial
statements  as of March  31,  2005 and
2004.  Such reports did not contain an
adverse  opinion  or a  disclaimer  of
opinion,  nor were they  qualified  or
modified  as  to  uncertainty,   audit
scope, or accounting principles.
                                                              (Continued)

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)

________________________________________________________________________________

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                                                        Portfolios in
                            Position(s)   Length of                                      Fund Complex
       Name, Age,           held with     Time            Principal Occupation(s)        Overseen by        Other Directorships
      And Address           Fund/Trust    Served            During Past 5 Years            Trustee            Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson, 74        Trustee,       Since       Retired; previously, President          6        Independent  Trustee  of the
                           Chairman       1990        of  Brinson   Investment   Co.                   following:   Gardner   Lewis
                                                      (personal   investments)   and                   Investment   Trust  for  the
                                                      President      of      Brinson                   three  series of that trust;
                                                      Chevrolet,      Inc.     (auto                   New  Providence   Investment
                                                      dealership).                                     Trust for the one  series of
                                                                                                       that trust;  Hillman Capital
                                                                                                       Management  Investment Trust
                                                                                                       for the two  series  of that
                                                                                                       trust; and Tilson Investment
                                                                                                       Trust for the two  series of
                                                                                                       that trust  (all  registered
                                                                                                       investment companies).
-----------------------------------------------------------------------------------------------------------------------------------
James H. Speed, Jr., 53    Trustee        Since       President  and CEO of NC Mutual        6         Member of Board of Directors
                                          2002        Insurance   Company  (insurance                  of NC Mutual Life Insurance
                                                      company)   since    May   2003;                  Company.
                                                      President   of Speed  Financial
                                                      Group, Inc. (consulting/private
                                                      investments)   from  March 2000
                                                      to April 2003.
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Interested Trustee*
-----------------------------------------------------------------------------------------------------------------------------------
Keith A. Lee, 47           Trustee; Vice  Trustee     Senior Vice President of Brown        6                         None
1201 N. Calvert Street     President      Since 2002; Capital    Management,    Inc.
Baltimore, MD 21202        and Principal  Vice        (advisor  of  the  Funds)  and
                           Executive      President   Vice  President  of The  Brown
                           Officer, The   since 1992; Capital    Management   Funds;
                           Brown          Principal   Trustee  of  the  Trust  since
                           Capital        Executive   June 2002.
                           Management     Officer
                           Funds          since 2002
-----------------------------------------------------------------------------------------------------------------------------------
* Basis of Interestedness:  Mr. Lee is an Interested Trustee because he is an officer of Brown Capital Management, Inc., the advisor of The Brown Capital Management Funds.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Other Officers
-----------------------------------------------------------------------------------------------------------------------------------
Eddie C. Brown, 66         President,     Since       President  of  Brown  Capital        n/a                        n/a
1201 N. Calvert Street     The Brown      1992        Management, Inc.;  previously,
Baltimore, MD 21202        Capital                    Trustee  of the  Trust from 1992
                           Management                 until June 2002.
                           Funds
-----------------------------------------------------------------------------------------------------------------------------------
Richard K. Bryant, 47      Vice           Since       President      of      Capital        n/a                        n/a
Post Office Box 32249      President      2006        Investment     Group,     Inc.
Raleigh, NC 27622                                     (distributor   of  the  Fund);
                                                      Vice   President   of  Capital
                                                      Investment   Counsel,    Inc.;
                                                      President      of      Capital
                                                      Investment   Brokerage,   Inc.
                                                      (broker/dealer    firm);   and
                                                      President  of N.C.  Securities
                                                      Association             (trade
                                                      organization);     Previously,
                                                      Trustee of the Trust from 1990
                                                      until June 2002 and  September
                                                      2002 until August 2006.
-----------------------------------------------------------------------------------------------------------------------------------
R. Mark Fields, 54         Vice           Since       Manager  of Client  Service at        n/a                        n/a
119 S. President Street    President,     1992        EARNEST Partners, LLC (advisor
2nd Floor                  the Fund                   of  the   Fund);   previously,
Jackson, MS 39201                                     Partner of  EARNEST  Partners,
                                                      LLC.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        (Continued)

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)

________________________________________________________________________________

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                                                        Portfolios in
                            Position(s)   Length of                                      Fund Complex
       Name, Age,           held with     Time            Principal Occupation(s)        Overseen by        Other Directorships
      And Address           Fund/Trust    Served            During Past 5 Years            Trustee            Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Douglas S. Folk, 46        President      Since       Partner and  Portfolio  Manager       n/a                        n/a
1180 Peachtree Street      and Principal  2004        of EARNEST Partners, LLC.
Suite 2300                 Executive
Atlanta, GA 30309          Officer, the
                           Fund
-----------------------------------------------------------------------------------------------------------------------------------
Adam W. Barnard, 29        Treasurer      Since       Manager -  Compliance/Internal        n/a                        n/a
                           and            2007        Audit, The Nottingham  Company
                           Assistant                  (administrator  of  the  Fund)
                           Secretary                  since  February  2007;  Senior
                                                      Accountant,   The   Nottingham
                                                      Company  from  2005  to  2007;
                                                      Fund      Accountant,      The
                                                      Nottingham  Company  from 2004
                                                      to 2005;  Fund  Accountant for
                                                      BISYS  Fund   Services   (fund
                                                      administrator)  from  2001  to
                                                      2003.
-----------------------------------------------------------------------------------------------------------------------------------
A. Vason Hamrick, 30       Secretary and  Since       Corporate Counsel, The                 n/a                        n/a
                           Assistant      2007        Nottingham Company since
                           Treasurer                  2004.
-----------------------------------------------------------------------------------------------------------------------------------
Julian G. Winters, 38      Chief          Since       Chief  Compliance  Officer  to         n/a                        n/a
                           Compliance     2004        the Trust since 2004; Managing
                           Officer                    Member of Watermark Solutions,
                                                      LLC (investment compliance and
                                                      consulting)  since March 2007;
                                                      previously,  Vice President of
                                                      Compliance  Administration  of
                                                      The Nottingham Company.
-----------------------------------------------------------------------------------------------------------------------------------




EARNEST Partners Fixed Income Trust
is a series of
The Nottingham Investment Trust II








For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

NC Shareholder Services                      EARNEST Partners, LLC
116 South Franklin Street                    1180 Peachtree Street, Suite 2300
Rocky Mount, North Carolina 27804            Atlanta, Georgia 30309

Toll-Free Telephone:                         Toll-Free Telephone:

1-800-773-3863                               1-800-322-0068

World Wide Web @:                            World Wide Web @:

nottinghamco.com                             earnestpartners.com


                                                    [COMPANY LOGO HERE]
                                                    EARNEST PARTNERS

Annual Report 2007





                                                                  Balanced Fund
                                                                    Equity Fund
                                                             Small Company Fund
                                                      International Equity Fund
                                                                   Mid-Cap Fund
                                                                 March 31, 2007


  [COMPANY LOGO HERE]

 BROWN CAPITAL MANAGEMENT








This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 South Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

Table of Contents

Balanced Fund..................................................................4
Equity Fund...................................................................12
Small Company Fund............................................................19
International Equity Fund.....................................................25
Mid-Cap Fund..................................................................30
Statements of Assets and Liabilities..........................................38
Statements of Operations......................................................39
Statements of Changes in Net Assets...........................................40
Financial Highlights..........................................................42
Notes to Financial Statements.................................................45

________________________________________________________________________________

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Brown Capital Management Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk. In addition to the risks above, which are applicable to all the Funds, the Balanced Fund has credit risk, interest rate risk, maturity risk and investment-grade securities risk; the Small Company Fund has small companies risk; the International Equity Fund has emerging market risk, currency risk, Euro risk, political/economic risk, regulatory risk and transaction cost risk; and the Mid-Cap Fund has mid-cap companies risk. More information about these risks can be found in the Funds' prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains these and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
________________________________________________________________________________

Regarding the Brown Capital Management Balanced Fund, Equity Fund, Mid-Cap Fund and International Equity Fund:

Stated performance in the aforementioned funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about May 30, 2007.

For More Information on Your Brown Capital Management (BCM) Mutual Funds:

              See Our Website @ www.browncapital.com
                       or
              Call Our Shareholder Services Group Toll-Free at 1-877-892-4BCM,
                                                             (1-877-892-4226)

The Brown Capital Management Balanced Fund

Performance

As shown in the table below, your Balanced Fund trailed both the broad market index as measured by the S&P 500(R) Total Return Index, by 10.06%, and the Weighted 75% S&P 500(R) Total Return Index and 25% Lehman Government/Credit Index, by 8.71%, for the Fund's fiscal year ending March 31, 2007. Your Fund trailed its 611 peer funds in the Lipper Mixed-Asset Target Allocation Growth category, earning a 99th percentile ranking (Lipper Peer Rankings: 5 Year - 100th percentile/376 funds, 10 Year - 95th Percentile/198 funds). Launched in 1992, your Fund allocated 75% of assets invested into, predominately, large-cap equity securities and the remaining 25% into high quality fixed income securities. While always an oddly positioned Balanced Fund, it is better categorized with today's "lifecycle" funds, a series of products that typically develop asset allocation to satisfy investor risk tolerance. While lifecycle funds also offer equity and fixed income allocations of 75% and 25%, respectively, among others, managers of those offerings are typically afforded the flexibility to invest across the capitalization range: large, mid and small cap stocks. Your Fund does not have the same latitude, but appears in the Lipper Mixed-Asset Target Allocation Growth category, with many lifecycle funds. Again, we believe that Balanced Fund is not ideally categorized for comparative purposes against the S&P 500 or the blended index, and it is increasingly apparent to us as the years pass that categorization of your Fund, by existing industry standards, is challenging.

 --------------------------------------------------------- ---------------------
 As of March 31, 2007                                      One Year Total Return
 --------------------------------------------------------- ---------------------
 Balanced Fund                                             1.77%
 --------------------------------------------------------- ---------------------
 S&P 500*                                                  11.83%
 --------------------------------------------------------- ---------------------
 75% S&P 500/25% Lehman Government/Credit Index**          10.48%
 --------------------------------------------------------- ---------------------
 Lipper Mixed-Asset Target Allocation Growth Fund Index*** 12.02%
 --------------------------------------------------------- ---------------------

* The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. Economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The index accounts for approximately 70% of the U.S. market. The performance of the S&P 500 Index is considered one of the best overall indicators of market performance.

** The Lehman Brothers Government/Credit Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities.

*** The Lipper Mixed-Asset Target Allocation Growth Fund Index is an average of mutual funds that, by portfolio practice, invest 60%-80% in equity securities, with the remainder invested in bonds, cash, and cash equivalents. The total return of this Lipper Index does not include the effect of sales charges.

Portfolio Review

Since your Fund is an aggressively weighted Balanced Fund, performance is typically dictated by the equity portion of your portfolio that maintains a weighting of 75% (please see report on the Equity Fund for additional details regarding the equity portion of your Fund) compared to the fixed income weighting of 25%. Balanced funds that are more traditional maintain equity weightings of 50%-60% and fixed income weightings of 40%-50%. Importantly, the equity portion of your portfolio is the same as the Brown Capital Management Equity Fund which suffered a difficult year when compared to its benchmark and peer group. Consistent with your Fund's objective, the high quality bonds held in your portfolio mitigated some of the risk associated with the equity portion of your Fund.

In the prior report, we faced a declining interest rate environment and the need to reinvest bonds that were maturing throughout the year. This year we were able to invest seeking, as always, the highest credit quality, yet opportunistically lengthen maturities. Opportunities in the credit markets did not justify reducing credit quality in your Fund most of the year. We believe that your portfolio is favorably positioned in short-intermediate term maturities lengthened over the prior year.

Impact of Economic Factors on Your Fund's Performance

So what is worrying the markets of late? We believe the market is nervous about rising inflation, slowing GDP growth, a housing market decline that may not have bottomed yet, especially the sub-prime market, a weakening dollar, and rising crude oil prices.

Let us flesh out these five fears in a little more detail. First, we believe the threat of rising inflation is becoming more prevalent. The Commerce Department reported that core inflation (excludes food and energy) rose 0.3% in February, the fastest rise since August. This leaves core inflation rising by 2.4% from April 1, 2006 to March 31, 2007, which is above the Fed's comfort zone. This is not the kind of support the Fed needs to lower rates. Moreover, robust growth in corporate profits, coupled with low interest rates have been the pillars supporting the bull market in the past few years. As of March 31 of this year, the market has seen 14 straight quarters of double-digit Earnings Per Share growth, but this quarter the S&P 500 earnings expected to advance only 3.8% according to Thomson Financial. Calendar year 2007 S&P 500 earnings/profits are expected to rise only 6.7%, the worst since the second quarter of 2002. A big reason why is the trouble in the auto and homebuilding sectors. Also, the energy, industrial, and technology sectors face tough comparisons with the first quarter of 2006, when the S&P 500 profits climbed 16%. Moreover, growth in U.S. gross domestic product fell from 5.6% in the first quarter of 2006 to 2.5% in the fourth quarter of 2006, so one can see why expectations have come down. Usually, there are two negative earnings announcements for every positive disclosure; however, the ratio is currently running closer to 3 to 1, according to Thomson Financial. The ratio has risen not because negative announcements have increased, but because positive announcements have decreased.

The second concern is a slowing economy. This is a critical reason why volatility has picked up in the second quarter of 2007. Fed Chairman Bernanke said he expects the economy to achieve moderate growth this year, despite weakness in housing and manufacturing. Additionally, the Chairman said core inflation remains "uncomfortably high." Chairman Bernanke wants more flexibility given the uncertainty and risks on both sides of their outlook - lower growth and higher inflation. We have gone 48 months without a 10% correction, which is the second longest period without a correction in at least 78 years.
Furthermore, companies are being more conservative given that the economy is slowing. There is powerful evidence of this reflected in current capital spending. Business outlays for new equipment and facilities have slowed substantially over the past year. Job growth over the past couple of years has been the primary support under consumer spending, thus any dramatic slowdown in capital spending would most likely have an even bigger impact on consumers than the weakness in housing. This expansion could have trouble continuing without U.S. businesses opening up their wallets. It does not appear the Fed will cut rates anytime soon.

The third fear is housing. Housing construction has fallen sharply; however, it was offset somewhat by the strong gains in nonresidential spending and local projects. Nevertheless, delinquencies on home loans are at a record high. If credit standards tighten, then there will be lower demand for credit, which means the Fed would have to start cutting rates. But will the Fed ease rates if inflation is a threat? Chairman Bernanke has said that a decline in housing construction is a drag on growth, but this risk should lift later this year once builders work off high inventories of unsold homes. So far, reductions in housing starts have not yet led to significant reductions in the inventory of homes for sale. Mr. Bernanke believes the impact of sub prime problems "seems likely to be contained." Former Chairman Alan Greenspan has said there is a one in three chance of a recession, which Chairman Bernanke has played down.

The fourth fear is the weakening dollar. The Bush administration wants to impose economic sanctions against China to protect the American paper producers from unfair Chinese government subsidies. This is the first time in 23 years that the U.S. duty laws were applied to Chinese imports. The news briefly sent the Dow down over 100 points, but it recovered quickly. Nevertheless, this may cause the dollar to weaken further, while raising concerns in the market about the U.S. currency's status as an investment vehicle. If the dollar weakens too much, dollar assets will become less attractive, which could be a problem for the stock market. In addition, the U.S. wants China to strengthen its currency. To do that, both countries must cooperate on monetary policy. The Chinese own billions of U.S. Treasuries.

The last fear is rising oil prices, which closed the first quarter of 2007 at $65.87, a six month high. The recent spike relates to Iran's capture of 15 British soldiers, coupled with ongoing challenges in Iraq. During the fourth quarter of 2006, oil prices fell which helped offset the effects of a weaker housing market. However, the current price of crude is now well over $60, and the summer driving season is just around the corner. This could put additional pressure on the consumer.

On the positive side, the Commerce Department reported that personal spending rose in February by the largest amount in 11 months, a good sign that the economy continues to move along, albeit slowly. Moreover, the job data has been good so far. The index of Chicago area manufacturing activity soared to a reading of 61.7 in March, higher than the Street expected, and up from 47.9 in February. A reading above 50 indicates expansion, while a reading below 50 indicates contraction. The report is often a good indicator of the National manufacturing report from the Institute for Supply Management.

Additionally, personal income is still climbing. Over 90% of real GDP is growing, with less than 10% of the economy contracting. But that part is attracting all the attention. Emerging economies are still growing rapidly which should help U.S. exports. Moreover, stock multiples have continued to fall, even as profits rose in a relatively strong economy. We had 3-1/2 years of double-digit gains, so the market is due for a pause. As long as the economy continues to expand at a moderate pace, earnings growth should pick up in the latter half of 2007, or early 2008.

Our Growth at a Reasonable Price (GARP) philosophy means we will continue to own companies that have great franchises, selling at reasonable valuations with sustainable long-term growth prospects, as well as economic moats around their respective business models. We believe that companies with sustainable earnings growth should deliver longer-term stock appreciation. We are disciplined long-term investors who do not try to predict economic moves. Stock selection will be critical in 2007. The market may remain in neutral until it gets a better grasp of inflation, earnings, and interest rates.

The views and opinions expressed in management's discussion of fund performance are those of Brown Capital Management, Inc. ("BCM"). These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but BCM makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The Brown Capital Management Balanced Fund

Performance Update - $10,000 Investment (Unaudited)

For the period from March 31, 1997 to March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------

                             75% S&P 500 Total Return   Performance Returns for the periods ended March 31, 2007.
           S & P Total       Index  &  25% Lehman       ---------------------------------------------------------------------------
           Return Index      Brothers Government                                                                        Gross
           Total Returns        Credit Index            Average Annual             One           Five        Ten       Expense
           -------------        ------------            Year          Year        Year       Ratio
03/31/1997     10,000             10,000                ---------------------------------------------------------------------------
03/31/1998     14,800             13,910                The Brown Capital
03/31/1999     17,532             16,142                Management
03/31/2000     18,835             18,552                Balanced Fund              1.77%        1.94%        4.45%      1.70%
03/31/2001     16,195             15,574                ---------------------------------------------------------------------------
03/31/2002     16,234             15,756
03/31/2003     12,214             13,220                Cumulative Total                          Ten               Final Value of
03/31/2004     16,504             16,687                Investment Returns                        Year          $10,000 Investment
03/31/2005     17,609             17,533                ---------------------------------------------------------------------------
03/31/2006     19,673             19,169                The Brown Capital Management
03/31/2007     22,001             21,196                Balanced Fund                              54.56%              $15,456
                                                        ---------------------------------------------------------------------------

                                                        S&P 500 Total Return Index                120.01%              $22,001
                                                        ---------------------------------------------------------------------------
                                                        Lehman Brothers Government Credit
                                                        Index                                      87.82%              $18,782
                                                        ---------------------------------------------------------------------------
                                                        75% S&P 500 Total Return Index &
                                                        25% Lehman Brothers Government
                                                        Credit Index                              111.96%              $21,196
-----------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $10,000 at March 31, 1997. All dividends and distributions are reinvested.  This graph depicts the  performance  of The Brown  Capital  Management  Balanced Fund (the "Fund")  versus S&P 500 Total Return Index,  Lehman
Brothers  Government Credit Index, and a combined index of 75% S&P 500 Total Return Index and 25% Lehman Brothers Government Credit
Index.  It is important  to note that the Fund is a  professionally  managed  mutual fund while the indices are not  available  for investment and are unmanaged. The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Fund Expenses (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs,  including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an  investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an assumed  annual  rate of return of 5% before expenses,  which is not the Fund's actual  return.  The  hypothetical  account  values and expenses may not be used to estimate the actual ending  account  balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical  example with the 5%  hypothetical  examples that appear in the shareholder reports of other funds.

Expense Example                        Beginning Account Value               Ending Account Value               Expenses Paid
                                          October 1, 2006                      March 31, 2007                   During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                       $1,000.00                          $1,039.20                          $6.10
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $1,000.00                          $1,018.95                          $6.04
-----------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.20%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

The Brown  Capital Management Balanced Fund

Schedule of Investments

As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                   Market Value
                                        Shares       (Note 1)                                       Shares           (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 72.49%                                                 Insurance - 3.20%
                                                                         American International
Capital Goods - 5.75%                                                        Group, Inc.              6,600       $     443,652
  Danaher Corporation                   3,400    $     242,930                                                    -------------
  Fluor Corporation                     1,800          161,496
  Joy Global Inc.                       3,150          135,135         Media - 0.73%
  The Boeing Company                    2,900          257,839         * Comcast Corporation          3,900             101,205
                                                 -------------                                                    -------------
                                                       797,400
                                                 -------------         Pharmaceuticals & Biotechnology - 7.38%
                                                                         Abbott Laboratories          3,000             167,400
Consumer Durables & Apparel - 1.99%                                    * Amgen, Inc.                  3,760             210,109
* Coach, Inc.                           3,190          159,660         * Celgene Corporation          1,700              89,182
  DR Horton Inc.                        5,300          116,600         * Genzyme Corporation          1,900             114,038
                                                 -------------         * Gilead Sciences, Inc.        1,800             137,700
                                                       276,260         u Shire PLC                    3,300             204,270
                                                 -------------           Wyeth                        2,000             100,060
Diversified Financial Services - 7.55%                                                                            -------------
  American Express Company              2,600          146,640                                                        1,022,759
  Ameriprise Financial Inc.             3,140          179,420                                                    -------------
* E*Trade Financial Corporation         6,200          131,564
  Goldman Sachs Group Inc                 900          185,967         Retailing - 8.22%
  J.P. Morgan Chase & Co.               5,500          266,090         * Dick's Sporting Goods, Inc.  3,300             192,258
  T. Rowe Price Group Inc.              2,890          136,379           Home Depot, Inc.             4,500             165,330
                                                 -------------         * J. Crew Group, Inc.          1,300              52,221
                                                     1,046,060           Nordstrom, Inc.              3,300             174,702
                                                 -------------         * O'Reilly Automotive, Inc.    3,100             102,610
                                                                         Staples, Inc.                6,200             160,208
Energy - 4.98%                                                           Target Corporation           3,000             177,780
  Diamond Offshore Drilling, Inc.       1,000           80,950         * Tractor Supply Company       2,200             113,300
  Halliburton Company                   1,500           47,610                                                    -------------
  Schlumberger Limited                  2,800          193,480                                                        1,138,409
  Smith International, Inc.             2,100          100,905                                                    -------------
* Transocean Inc.                       1,600          130,720
  XTO Energy, Inc.                      2,500          137,025         Semiconductors & Semiconductor Equipment - 2.70%
                                                  -------------        * Broadcom Corporation         4,600             147,522
                                                        690,690          Intel Corporation            7,000             133,910
                                                  -------------        * PMC-Sierra, Inc.            13,200              92,532
                                                                                                                  -------------
Food & Staples Retailing - 2.20%                                                                                        373,964
  Walgreen Co.                          4,500          206,505                                                    -------------
  Whole Foods Market, Inc.              2,200           98,670
                                                 -------------         Software & Services - 9.42%
                                                       305,175           Accenture Ltd.               4,700             181,138
                                                 -------------         * Akamai Technologies, Inc.    2,100             104,832
                                                                       * CheckFree Corp.              2,600              96,434
Food, Beverage & Tobacco - 3.26%                                       * Citrix Systems, Inc.         6,600             211,398
u Diageo plc                            3,300          267,135         * Cognizant Technologies Solutions
  PepsiCo., Inc.                        2,900          184,324               Corporation              1,100              97,097
                                                 -------------         * Electronic Arts Inc.         3,500             176,260
                                                       451,459         * Oracle Corporation           8,600             155,918
                                                 -------------         * Symantec Corporation         7,200             124,560
                                                                         Western Union Company        7,200             158,040
Health Care Equipment & Services - 8.86%                                                                          -------------
  Bausch & Lomb Incorporated            1,000           51,160                                                        1,305,677
* Covance Inc.                          2,300          136,482                                                    -------------
  Medtronic, Inc.                       4,000          196,240
  Quest Diagnostics                     2,900          144,623
  Stryker Corporation                   3,420          226,814
  UnitedHealth Group Incorporated       5,100          270,147
* WellPoint Inc.                        2,500          202,750
                                                 -------------
                                                     1,228,216
                                                 -------------

                                                                                                                     (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments


As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                       Shares or    Market Value                                                      Market Value
                                       Principal     (Note 1)                                             Principal     (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)                                         CORPORATE OBLIGATIONS - 5.68%

Technology Hardware & Equipment - 5.53%                               Coca-Cola Company
* Cisco Systems, Inc.                    9,540    $    243,556           5.750%, 03/15/11              $   200,000   $   205,025
* Corning Inc.                           9,600         218,304        Dow Chemical Capital Debenture
* EMC Corporation                       13,170         182,404           9.200%, 06/01/10                   15,000        16,707
* SanDisk Corp.                          2,800         122,640        Dow Chemical
                                                  ------------           7.375%, 11/01/29                  170,000       189,203
                                                       766,904        Nalco Chemical
                                                  ------------           6.250%, 05/15/08                   50,000        50,563
                                                                      NSTAR Electric Co.
Transportation - 0.72%                                                   7.800%, 05/15/10                   60,000        64,544
  JB Hunt Transportation Services,                                    Sears Roebuck Acceptance
       Inc.                              3,800          99,712           7.000%, 02/01/11                  170,000       174,929
                                                  ------------        Wal-Mart Stores, Inc.
                                                                         8.070%, 12/21/12                   80,000        85,721
Total Common Stocks (Cost $8,940,632)               10,047,542
                                                  ------------      Total Corporate Obligations
                                                                      (Cost $757,286)                                    786,692
INVESTMENT COMPANIES - 9.12%                                                                                         -----------
                                                                    Total Investments
                                                                      (Cost $13,169,352) - 103.36%                   $14,326,138
  Evergreen Institutional Money                                     Liabilities in Excess of Other Assets - (3.36)%     (465,981)
       Market Fund, 5.21%              638,579         638,579                                                       -----------
  Merrimac Cash Series, 5.18%          625,924         625,924
                                                  ------------      Net Assets - 100.00%                             $13,860,157
                                                                                                                     ===========
Total Investment Companies
  (Cost $1,264,503)                                  1,264,503      *   Non-income producing investment.
                                                  ------------      u   American Depositary Receipt.

                                                                    The following acronym is used in this portfolio
U.S. GOVERNMENT OBLIGATIONS - 16.07%

                                                                    PLC - Public Limited Company (British)
  U.S. Treasury Notes
       4.625%, 02/29/08           $    660,000    $    658,195
       4.500%, 02/28/11                660,000         659,098
       4.500%, 02/15/16                660,000         653,297
       8.000%, 11/15/21                 20,000          26,431
       6.250%, 08/15/23                 20,000          22,961
       4.500%, 02/15/36                220,000         207,419
                                                  ------------

Total U.S. Government Obligations
     (Cost $2,206,931)                               2,227,401
                                                  ------------




                                                                                                                       (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments


As of March 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Summary of Investments by Industry
                                          % of Net                Market
Industry                                   Assets                 Value
--------------------------------------------------------------------------
Capital Goods                              5.75%             $    797,400
Consumer Durables & Apparel                1.99%                  276,260
Corporate Obligations                      5.68%                  786,692
Diversified Financials                     7.55%                1,046,060
Energy                                     4.98%                  690,690
Food & Staples Retailing                   2.20%                  305,175
Food, Beverage & Tobacco                   3.26%                  451,459
Health Care Equipment & Services           8.86%                1,228,216
Insurance                                  3.20%                  443,652
Investment Companies                       9.12%                1,264,503
Media                                      0.73%                  101,205
Pharmaceuticals & Biotechnology            7.38%                1,022,759
Retailing                                  8.22%                1,138,409
Semiconductors & Semiconductor
  Equipment                                2.70%                  373,964
Software & Services                        9.42%                1,305,677
Technology Hardware & Equipment            5.53%                  766,904
Transportation                             0.72%                   99,712
U.S. Government Obligations               16.07%                2,227,401
--------------------------------------------------------------------------
                                         103.36%             $ 14,326,138













See Notes to Financial Statements

The Brown Capital Management Equity Fund

Performance

As shown in the table below, your Equity Fund, focused on investing in large cap growth companies at reasonable prices, trailed both broad market and stylized indices in the fiscal year ending March 31, 2007 primarily due to stock selection and strength in sectors favoring the value style of investing. Your Fund trailed the broad market index, the Standard & Poor's 500(R) Total Return Index (S&P 500), by 10.95% and the stylized index, the Russell 1000(R) Growth Index, by 6.18% over the same period. Your Fund trailed industry peers as ranked by Mornigstar and Lipper. The Fund was in the 84th percentile out of 1678 mutual funds in Morningstar's Large Cap Growth Category and in the 82nd percentile out of 493 mutual funds in Lipper's Multi-Cap Growth Index (Morningstar Peer
Rankings: 5 Year - 90th percentile/1118 funds, 10 Year - 82nd percentile/454 funds; Lipper Peer Rankings: 5 Year - 97th percentile/319 funds, 10 Year - 94th percentile/123 funds). Importantly, Lipper moved your Fund into the Multi-Cap Growth category from the Large Cap Growth Equity category over the past year due to our ability to invest in large and mid capitalizations stocks. While the weighted average market capitalization of your Fund is decidedly large-cap as outlined in the Fund's objectives, we have the ability to invest in both large and medium sized companies.

  --------------------------------------------------------------
    As of March 31, 2007                 One Year Total Return
  --------------------------------------------------------------
    Equity Fund                                0.88%
  --------------------------------------------------------------
    S&P 500*                                  11.83%
  --------------------------------------------------------------
    Russell 1000 Growth**                      7.06%
  --------------------------------------------------------------
    Russell 1000 Value***                     16.83%
  --------------------------------------------------------------

* The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. Economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The index accounts for approximately 70% of the U.S. market. The performance of the S&P 500 Index is considered one of the best overall indicators of market performance.

** Russell 1000 Growth- Measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

*** Russell 1000 Value- Measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.


Portfolio Review

As Growth at a Reasonable Price (GARP) investors, your Fund's long-term record should be the result of sound stock selection. As indicated by trailing performance when compared to broad market and stylized indices, as well as the appropriate peer groups, your Fund's longer-term performance (we define as a market cycle of 3-5 year period) remains sub-par primarily because of a very difficult 2004 and inability to produce returns to offset that performance in the years that followed.

The S&P 500 delivered solid performance over the past year. The sectors contributing most to its success were Financials, Energy and Consumer Staples. These contributors are evidence of an environment that favored value stocks that outperformed growth stocks handily by 9.77% over the past year. Your Fund suffered as sectors meaningfully over-weighted compared to the benchmark (e.g., Healthcare, Information Technology and Consumer Discretionary were not rewarded. Additionally, sectors under-weighted compared to the benchmark, including Energy, were also detractors from your Fund's performance over the past year. The strength of value stocks over growth stocks in recent years poses many challenges to our GARP style of investing. Despite our efforts, as noted in prior communications, to identify growth companies in "untraditional" areas, our need to identify exceptional growth fundamentals prevents us from investing in value stocks that appear to be have driven the performance of the S&P 500 during the period covered by this report. Importantly, we are accountable for less than favorable performance among the growth stocks selected in the portfolio as evidenced by our underperformance of the Russell 1000 Growth.

Impact of Economic Factors on Your Fund's Performance

So what is worrying the markets of late? We believe the market is nervous about rising inflation, slowing GDP growth, a housing market decline that may not have bottomed yet, especially the sub-prime market, a weakening dollar, and rising crude oil prices.

Let us flesh out these five fears in a little more detail. First, we believe the threat of rising inflation is becoming more prevalent. The Commerce Department reported that core inflation (excludes food and energy) rose 0.3% in February, the fastest rise since August. This leaves core inflation rising by 2.4% from April 1, 2006 to March 31, 2007, which is above the Fed's comfort zone. This is not the kind of support the Fed needs to lower rates. Moreover, robust growth in corporate profits, coupled with low interest rates have been the pillars supporting the bull market in the past few years. As of March 31 of this year, the market has seen 14 straight quarters of double-digit Earnings Per Share growth, but this quarter the S&P 500 earnings expected to advance only 3.8% according to Thomson Financial. Calendar year 2007 S&P 500 earnings/profits are expected to rise only 6.7%, the worst since the second quarter of 2002. A big reason why is the trouble in the auto and homebuilding sectors. Also, the energy, industrial, and technology sectors face tough comparisons with the first quarter of 2006, when the S&P 500 profits climbed 16%. Moreover, growth in U.S. gross domestic product fell from 5.6% in the first quarter of 2006 to 2.5% in the fourth quarter of 2006, so one can see why expectations have come down. Usually, there are two negative earnings announcements for every positive disclosure; however, the ratio is currently running closer to 3 to 1, according to Thomson Financial. The ratio has risen not because negative announcements have increased, but because positive announcements have decreased.

The second concern is a slowing economy. This is a critical reason why volatility has picked up in the second quarter of 2007. Fed Chairman Bernanke said he expects the economy to achieve moderate growth this year, despite weakness in housing and manufacturing. Additionally, the Chairman said core inflation remains "uncomfortably high." Chairman Bernanke wants more flexibility given the uncertainty and risks on both sides of their outlook - lower growth and higher inflation. We have gone 48 months without a 10% correction, which is the second longest period without a correction in at least 78 years.

Furthermore, companies are being more conservative given that the economy is slowing. There is powerful evidence of this reflected in current capital spending. Business outlays for new equipment and facilities have slowed substantially over the past year. Job growth over the past couple of years has been the primary support under consumer spending, thus any dramatic slowdown in capital spending would most likely have an even bigger impact on consumers than the weakness in housing. This expansion could have trouble continuing without U.S. businesses opening up their wallets. It does not appear the Fed will cut rates anytime soon.

The third fear is housing. Housing construction has fallen sharply; however, it was offset somewhat by the strong gains in nonresidential spending and local projects. Nevertheless, delinquencies on home loans are at a record high. If credit standards tighten, then there will be lower demand for credit, which means the Fed would have to start cutting rates. But will the Fed ease rates if inflation is a threat? Chairman Bernanke has said that a decline in housing construction is a drag on growth, but this risk should lift later this year once builders work off high inventories of unsold homes. So far, reductions in housing starts have not yet led to significant reductions in the inventory of homes for sale. Mr. Bernanke believes the impact of sub prime problems "seems likely to be contained." Former Chairman Alan Greenspan has said there is a one in three chance of a recession, which Chairman Bernanke has played down.

The fourth fear is the weakening dollar. The Bush administration wants to impose economic sanctions against China to protect the American paper producers from unfair Chinese government subsidies. This is the first time in 23 years that the U.S. duty laws were applied to Chinese imports. The news briefly sent the Dow down over 100 points, but it recovered quickly. Nevertheless, this may cause the dollar to weaken further, while raising concerns in the market about the U.S. currency's status as an investment vehicle. If the dollar weakens too much, dollar assets will become less attractive, which could be a problem for the stock market. In addition, the U.S. wants China to strengthen its currency. To do that, both countries must cooperate on monetary policy. The Chinese own billions of U.S. Treasuries.

The last fear is rising oil prices, which closed the first quarter of 2007 at $65.87, a six month high. The recent spike relates to Iran's capture of 15 British soldiers, coupled with ongoing challenges in Iraq. During the fourth quarter of 2006, oil prices fell which helped offset the effects of a weaker housing market. However, the current price of crude is now well over $60, and the summer driving season is just around the corner. This could put additional pressure on the consumer.

On the positive side, the Commerce Department reported that personal spending rose in February by the largest amount in 11 months, a good sign that the economy continues to move along, albeit slowly. Moreover, the job data has been good so far. The index of Chicago area manufacturing activity soared to a reading of 61.7 in March, higher than the Street expected, and up from 47.9 in February. A reading above 50 indicates expansion, while a reading below 50 indicates contraction. The report is often a good indicator of the National manufacturing report from the Institute for Supply Management.

Additionally, personal income is still climbing. Over 90% of real GDP is growing, with less than 10% of the economy contracting. But that part is attracting all the attention. Emerging economies are still growing rapidly which should help U.S. exports. Moreover, stock multiples have continued to fall, even as profits rose in a relatively strong economy. We had 3-1/2 years of double-digit gains, so the market is due for a pause. As long as the economy continues to expand at a moderate pace, earnings growth should pick up in the latter half of 2007, or early 2008.

Our Growth at a Reasonable Price (GARP) philosophy means we will continue to own companies that in our opinion are great franchises, selling at reasonable valuations that have sustainable long-term growth prospects, as well as economic moats around their respective business models. We believe that companies with sustainable earnings growth should deliver longer term stock appreciation. We are disciplined long-term investors who do not try to predict economic moves. Stock selection will be critical in 2007. The market may remain in neutral until it gets a better grasp of inflation, earnings, and interest rates.

The views and opinions expressed in management's discussion of fund performance are those of Brown Capital Management, Inc. ("BCM"). These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but BCM makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The Brown Capital Management Equity Fund

Performance Update - $10,000 Investment (Unaudited)

For the period from March 31, 1997 to March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Performance Returns for the periods ended March 31, 2007.
                 The Brown Capital         S&P 500                   --------------------------------------------------------------
               Management Equity Fund  Total Return Index                                                                 Gross
               ----------------------  ------------------            Average Annual       One       Five       Ten       Expense
    3/31/1997       10,000                10,000                     Total Returns        Year      Year       Year       Ratio
    3/31/1998       14,468                14,780                     --------------------------------------------------------------
    3/31/1999       15,819                17,532                     The Brown Capital
    3/31/2000       17,940                20,677                     Management
    3/31/2001       14,916                16,195                     Equity Fund         0.88%      0.77%      4.06%     1.61%
    3/31/2002       14,324                16,234                     --------------------------------------------------------------
    3/31/2003        9,969                12,214
    3/31/2004       13,572                16,504                     Cumulative Total               Ten            Final Value of
    3/31/2005       12,983                17,609                     Investment Returns             Year        $10,000 Investment
    3/31/2006       14,752                19,673                     -------------------------------------------------------------
    3/31/2007       14,881                22,001                     The Brown Capital Management
                                                                     Equity Fund                    48.81%           $14,881
                                                                     --------------------------------------------------------------
                                                                     S&P 500 Total Return Index    120.01%           $22,001
                                                                     --------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $10,000 at March 31, 1997. All dividends and distributions are reinvested.  This graph depicts the  performance  of The Brown Capital  Management  Equity Fund (the "Fund")  versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally  managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Fund Expenses (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs,  including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an  investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical  account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an  assumed  annual  rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other  funds by  comparing  this 5%  hypothetical  example  with the 5%  hypothetical  examples  that  appear in the shareholder reports of other funds.

Expense Example                            Beginning Account Value      Ending Account Value         Expenses Paid
                                              October 1, 2006             March 31, 2007             During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                        $1,000.00                     $1,043.60                  $6.11
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000.00                     $1,018.95                  $6.04
-----------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.20%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)


The Brown Capital Management Equity Fund

Schedule of Investments


As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                 Market Value
                                       Shares       (Note 1)                                       Shares         (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.88%                                              Insurance - 4.42%
                                                                      American International
Capital Goods - 7.56%                                                     Group, Inc.               8,700      $     584,814
                                                                                                               -------------
  Danaher Corporation                  4,500    $     321,525
  Fluor Corporation                    2,300          206,356       Media - 0.98%
  Joy Global Inc.                      3,350          143,715       * Comcast Corporation           5,000            129,750
  The Boeing Company                   3,700          328,967                                                  -------------
                                                -------------
                                                    1,000,563       Pharmaceuticals & Biotechnology - 10.29%
                                                -------------         Abbott Laboratories           3,800            212,040
                                                                    * Amgen, Inc.                   5,100            284,988
Consumer Durables & Apparel - 2.64%                                 * Celgene Corporation           2,300            120,658
* Coach, Inc.                          4,090          204,705       * Genzyme Corporation           2,700            162,054
  D.R. Horton, Inc.                    6,600          145,200       * Gilead Sciences, Inc.         2,500            191,250
                                                -------------       u Shire PLC                     4,300            266,170
                                                      349,905         Wyeth                         2,500            125,075
                                                -------------                                                  -------------
Diversified Financial - 10.41%                                                                                     1,362,235
  American Express Company             3,500          197,400                                                  -------------
  Ameriprise Financial Inc.            4,200          239,988
                                                                    Retailing - 11.50%
* E*TRADE Financial Corporation        8,300          176,126       * Dick's Sporting Goods, Inc.   4,500            262,170
                                                                    * J. Crew Group, Inc.           1,700             68,289
  JPMorgan Chase & Co.                 7,300          353,174         Nordstrom, Inc.               4,600            243,524
  The Goldman Sachs Group, Inc.        1,100          227,293       * O'Reilly Automotive, Inc.     4,000            132,400
  T. Rowe Price Group Inc.             3,900          184,041         Staples, Inc.                 8,750            226,100
                                                -------------         Target Corporation            3,900            231,114
                                                    1,378,022         The Home Depot, Inc.          5,700            209,418
                                                -------------       * Tractor Supply Company        2,900            149,350
Energy - 6.89%                                                                                                 -------------
  Diamond Offshore Drilling, Inc.      1,300          105,235                                                      1,522,365
  Halliburton Company                  2,100           66,654                                                  -------------
  Schlumberger Limited                 3,800          262,580
  Smith International, Inc.            2,700          129,735       Semiconductors & Semiconductor Equipment - 3.78%
* Transocean Inc.                      2,000          163,400         Broadcom Corporation          6,250            200,438
  XTO Energy, Inc.                     3,366          184,490         Intel Corporation             9,200            175,996
                                                -------------       * PMC - Sierra, Inc.           17,600            123,376
                                                    912,094                                                    -------------
                                                -------------                                                        499,810
                                                                                                               -------------

Food & Staples Retailing - 2.99%                                    Software & Services - 12.94%
  Walgreen Co.                         5,700          261,573         Accenture Ltd.                6,400            246,656
  Whole Foods Market, Inc.             3,000          134,550       * Akamai Technologies, Inc.     2,600            129,792
                                                 -------------      * CheckFree Corp.               3,500            129,815
                                                       396,123      * Citrix Systems, Inc.          8,800            281,864
                                                 -------------      * Cognizant Technology
                                                                      Solutions Corporation         1,400            123,578
Food, Beverage & Tobacco - 4.47%                                    * Electronic Arts, Inc.         4,600            231,656
u Diageo plc                           4,400          356,180       * Oracle Corporation           11,000            199,430
  PepsiCo, Inc.                        3,700          235,172       * Symantec Corporation          9,700            167,810
                                                -------------         Western Union Company         9,200            201,940
                                                      591,352                                                  -------------
                                                -------------                                                      1,712,541
Health Care Equipment & Services - 12.33%                                                                      -------------
  Bausch & Lomb Incorporated           1,300           66,508
* Covance Inc.                         3,100          183,954
  Medtronic, Inc.                      5,400          264,924
  Quest Diagnostics Incorporated       4,000          199,480
  Stryker Corporation                  4,600          305,072
  UnitedHealth Group Incorporated      6,500          344,305
* Wellpoint Inc.                       3,300          267,630
                                                -------------
                                                    1,631,873
                                                -------------


                                                                                                                  (Continued)

The Brown Capital Management Equity Fund

Schedule of Investments

As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value
                                        Shares      Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)                                       Summary of Investments by Industry

Technology Hardware & Equipment - 7.67%                                                          % of Net
                                                                  Industry                        Assets           Market Value
* Cisco Systems, Inc.                   12,800   $    326,784     -----------------------------------------------------------------
* Corning Incorporated                  12,400        281,976     Capital Goods                        7.56%    $    1,000,563
* EMC Corporation                       17,700        245,145     Consumer Durables & Apparel          2.64%           349,905
* SanDisk Corporation                    3,700        162,060     Diversified Financial               10.41%         1,378,022
                                                 ------------     Energy                               6.89%           912,094
                                                    1,015,965     Food & Staples Retailing             2.99%           396,123
                                                 ------------     Food, Beverage & Tobacco             4.47%           591,352
Transportation - 1.01%                                            Health Care Equipment & Services    12.33%         1,631,873
  J.B. Hunt Transport                                             Insurance                            4.42%           584,814
      Services, Inc.                     5,100        133,824     Investment Companies                 4.84%           640,736
                                                 ------------     Media                                0.98%           129,750
                                                                  Pharmaceuticals & Biotechnology     10.29%         1,362,235
Total Common Stocks (Cost $11,861,899)             13,221,236     Retailing                           11.50%         1,522,365
                                                 ------------     Semiconductors &
                                                                      Semiconductor Equipment          3.78%           499,810
INVESTMENT COMPANIES - 4.84%                                      Software & Services                 12.94%         1,712,541
  Evergreen Institutional Money                                   Technology Hardware & Equipment      7.67%         1,015,965
      Market Fund, 5.21%               623,903        623,903     Transportation                       1.01%           133,824
  Merrimac Cash Series, 5.18%           16,833         16,833     -----------------------------------------------------------------
                                                 ------------      Total                             104.72%    $   13,861,972

Total Investment Companies
  (Cost $640,736)                                     640,736
                                                 ------------

Total Investments (Cost $12,502,635) - 104.72%   $ 13,861,972
Liabilities in Excess of Other Assets - (4.72%)      (624,398)
                                                 ------------

Net Assets - 100.00%                             $ 13,237,574
                                                 ============

* Non-income producing investment.
u  American Depositary Receipt.



The following acronym is used in this portfolio:

PLC - Public Limited Company (British)




See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Performance

As shown in the table below, your Small Company Fund outpaced the broad market and stylized index for your Fund's fiscal year ending March 31, 2007. The reason for the outperformance was stock selection. Your Fund beat the broad market, as measured by the S& P 500(R) Total Return Index, by 0.73% and the stylized small cap growth index, the Russell 2000 (R) Growth Index, by 10.99%. The Fund's results during the period are also favorable when compared to the Fund's peers as it earned a 1st percentile ranking in both the Morningstar Small Growth
Category, which is comprised of 758 funds, and Lipper's Small Cap Growth category, which is comprised of 588 funds (Morningstar Peer Rankings: 5 Year - 92nd percentile/513 funds, 10 year - 30th percentile/220 funds; Lipper Peer
Rankings: 5 Year - 92nd percentile/368 funds, 10 Year - 32nd percentile/146 funds). We remain pleased by your Fund's direction, as longer-term performance (we define a market cycle as 3-5 years), our hallmark, continues to improve.

--------------------------------------------------------------------------------
 As of March 31, 2007              One Year Total Return
--------------------------------------------------------------------------------
 Small Company Fund                12.56%
--------------------------------------------------------------------------------
 S&P 500*                          11.83%
--------------------------------------------------------------------------------
 Russell 2000 Growth**             1.57%
--------------------------------------------------------------------------------

* The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. Economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The index accounts for approximately 70% of the U.S. market. The performance of the S&P 500 Index is considered one of the best overall indicators of market performance.

** The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


Portfolio Review

We restate the following annually, but given the uniqueness of our investment approach it is worth repeating. As many of our investors understand, we are not benchmark oriented and do not seek to construct a portfolio using traditional definitions or guidelines. While we are justifiably categorized as a small "cap" growth manager, our efforts to unearth exceptional small companies with the wherewithal to become exceptional large companies have nothing to do with capitalization. We believe that small companies are better-measured using operating revenue. Most small cap growth managers place sector and security "bets" against a stylized benchmark like the Russell 2000 Growth Index. We believe that exceptional small companies may not appear in a conventional index, let alone be properly categorized, making sector or security "bets" useless. We focus on investing in companies that we believe will deliver exceptional returns over long periods. While we are fundamentally different, we understand that as an active manager, we are compared to conventional benchmarks and peer groups. Thanks to the uniqueness of our approach, it should be no surprise that we do not communicate our successes or failures in conventional terms.

While your Fund's holdings are a function of bottom-up stock picking, we remain cognizant of the economic factors that may affect them. In last year's report, we mentioned that our patience regarding the return of capital spending was rewarded helping your Fund's Business Services and Information/Knowledge Management sectors contribute favorably to improved performance. We entered 2006 acknowledging that the Federal Reserve's decisions about interest rates, the war in Iraq, energy prices, the housing market, corporate profit growth and consumer spending were all economic variables that could affect the performance of holdings in your Fund. Since the Fund's inception, the Consumer Related sector (12%) rarely carries a significant weight in your portfolio. While that did not change over the past year, it was a leading performance contributor thanks to the likes of Dolby Laboratories (3.20%). Also, a meaningful contributor was the Medical/Healthcare (20%) sector which, unlike Consumer Related, is often our most heavily weighted sector and an area where "exceptional small companies" are often found. After a few difficult years, this sector, comprised of many companies held for over five years, contributed soundly to your performance for the year. The remaining sectors: Business Services (19%), Information/Knowledge Management (15%), Phamaceuticals (6%) and Industrial Products & Systems (24%) all contributed favorably. Also noteworthy was the impact of acquisitions on your Fund. Seriologicals, Diagnostic Products, Molecular Devices and TALX (1.43%) (acquisition announced but still a holding as of your Fund's fiscal year end) all contributed favorably. Over the years, your Fund benefited from these types of acquisitions.

Impact of Economic Factors on Your Fund's Performance

The market appears to be nervous about rising inflation, slowing GDP growth, a housing market that may not have bottomed yet, a weakening dollar, and rising crude oil prices. Fed Chairman Bernanke said he expects the economy to achieve moderate growth this year, despite weakness in housing and manufacturing. Job growth over the past couple of years has been the primary support under consumer spending, thus any dramatic slowdown in capital spending would most likely have an even bigger impact on consumers than the weakness in housing. Housing construction has fallen sharply; however, it was offset somewhat by the strong gains in nonresidential spending and local projects. Nevertheless, delinquencies on home loans are at a record high.

On the positive side, the Commerce Department reported that personal spending rose in February 2007 by the largest amount in 11 months, a good sign that the economy will keep moving along, albeit slowly. Moreover, the job data has been good so far. Additionally, personal income is still climbing. As long as the economy continues to expand at a moderate pace, earnings growth should pick up in the second half of 2007, if not, early 2008.

The views and opinions expressed in management's discussion of fund performance are those of Brown Capital Management, Inc. ("BCM"). These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but BCM makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The Brown Capital Management Small Company Fund

Performance Update - $10,000 Investment (Unaudited)

For the period from March 31, 1997 to March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------

            The Brown Capital                               Performance Returns for the period ended March 31, 2007.
            Management Small  Russell 2000   Russell 2000   -----------------------------------------------------------------------
             Company Fund        Index       Growth Index                                                                   Gross
             ------------        -----       ------------   Average Annual                One         Five        Ten      Expense
3/31/1997      10,000          10,000          10,000       Total Returns                 Year        Year        Year      Ratio
3/31/1998      14,184          14,209          14,117       -----------------------------------------------------------------------
3/31/1999      13,295          11,908          12,559       The Brown Capital Management
3/31/2000      23,778          16,364          19,974       Small Company Fund           12.56%       2.98%      11.87%      1.19%
3/31/2001      21,093          13,871          12,022       -----------------------------------------------------------------------
3/31/2002      26,519          15,834          12,617
3/31/2003      15,652          11,565           8,627       Cumulative Total               Ten             Final Value of $10,000
3/31/2004      23,619          18,948          14,076       Investment Returns             Year                Investment
3/31/2005      21,141          19,988          14,199       -----------------------------------------------------------------------
3/31/2006      27,286          25,171          18,151       The Brown Capital
3/31/2007      30,712          26,670          18,435       Management
                                                            Small Company Fund             207.12%               $30,712
                                                            -----------------------------------------------------------------------

                                                            Russell 2000 Index             166.70%               $26,670
                                                            -----------------------------------------------------------------------
                                                            Russell 2000 Growth
                                                            Index                           84.35%               $18,435
-----------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $10,000 at March 31, 1997. All dividends and distributions are reinvested.  This graph depicts the  performance  of The Brown Capital  Management  Small  Company Fund (the "Fund")  versus the Russell 2000 Index and the
Russell 2000 Growth Index. It is important to note that the Fund is a professionally  managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies.
Therefore,  investments  in the Fund may involve a greater  degree of risk than  investments in other mutual funds that seek capital growth by investing in larger, more established companies.

Fund Expenses (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs,  including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an  investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical  account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an  assumed  annual  rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other  funds by  comparing  this 5%  hypothetical  example  with the 5%  hypothetical  examples  that  appear in the shareholder reports of other funds.

                                        Beginning Account Value             Ending Account Value              Expenses Paid
Expense Example                            October 1, 2006                     March 31, 2007                 During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                       $1,000.00                          $1,211.70                        $6.62
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $1,000.00                          $1,018.95                        $6.04
-----------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.20%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Brown Capital Management Small Company Fund

Schedule of Investments

As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                  Market Value
                                     Shares          (Note 1)                                      Shares         (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.98%                                              Medical/Health Care - 19.92%
                                                                    * Abaxis, Inc.                  208,500      $    5,081,145
Business Services - 19.24%                                          * Accelrys, Inc.                555,103           3,541,557
  Acxiom Corporation                 209,600   $    4,483,344       * Affymetrix, Inc.              396,300          11,916,741
  Balchem Corporation                238,652        4,219,367       * Bruker Biosciences
* Concur Technologies Inc.           599,815       10,472,770             Corporation               760,400           7,999,408
  Fair Isaac Corporation             145,725        5,636,643       * Immucor. Inc.                 118,800           3,496,284
* Macrovision Corporation            498,345       12,483,542       * Kendle International, Inc.    211,100           7,498,272
* Nuance Communications, Inc.        308,524        4,723,503       * Kensey Nash Corporation       295,500           9,012,750
* SPSS Inc.                          366,600       13,234,260       * Pharmacopeia, Inc.            452,276           2,573,450
  TALX Corporation                    32,125        1,064,301       * Techne Corporation            190,150          10,857,565
* Transaction Systems                                               * Ventana Medical
       Architects, Inc.              210,000        6,801,900           Systems, Inc.                80,400           3,368,760
                                                --------------                                                   --------------
                                                    63,119,630                                                       65,345,932
                                                --------------                                                   --------------

Consumer Related - 11.50%                                           Pharmaceuticals - 6.24%
* Dolby Laboratories                 304,400       10,504,844       * Albany Molecular
* DTS Inc.                           429,090       10,396,851         Research, Inc.                251,250           2,474,813
* Green Mountain Coffee                                             * Human Genome
       Roasters, Inc.                177,097       11,165,966         Sciences, Inc.                545,100           5,788,962
* Panera Bread Company                12,900          761,874       * Incyte Corporation            884,400           5,828,196
* The Cheesecake Factory Inc.        183,625        4,893,606         Medicis Pharmaceuticals
                                                --------------            Corporation               206,900           6,376,658
                                                    37,723,141                                                   --------------
                                                --------------                                                       20,468,629
                                                                                                                --------------
Industrial Products & Systems - 24.21%
* ANSYS, Inc.                        204,400       10,377,388       Total Common Stocks (Cost $222,895,912)         314,882,219
  Carbo Ceramics                     221,400       10,306,170                                                    --------------
  Cognex Corporation                 401,400        8,698,338
* Dionex Corporation                 132,400        9,017,764       INVESTMENT COMPANIES - 4.69%
* FEI Company                        403,200       14,539,392
* FLIR Systems, Inc.                 326,494       11,646,041         Evergreen Institutional Money
* Measurement Specialties, Inc.      221,500        4,997,040            Market Fund, 5.21%      14,806,176          14,806,176
* Symyx Technologies                 556,647        9,863,785         Merrimac Cash Series, 5.18%   593,327             593,327
                                                -------------                                                    --------------
                                                   79,445,918
                                                -------------       Total Investment Companies
                                                                         (Cost $15,399,503)                          15,399,503
Information/Knowledge Management - 14.87%                                                                        --------------
  Blackbaud, Inc.                    421,879       10,302,285
* Manhattan Associates, Inc.         310,900        8,527,987       Total Investments
* Netscout Systems, Inc.             707,800        6,405,590            (Cost $238,295,415) - 100.67%           $  330,281,722
* Quality Systems, Inc.              210,600        8,424,000       Liabilities in Excess of Other Assets - (0.67%)  (2,197,014
* Radisys Corporation                380,300        6,214,102                                                    --------------
* Tollgrade Communications, Inc.     258,400        3,245,504       Net Assets - 100.00%                         $  328,084,708
* Tyler Technologies, Inc.           445,630        5,659,501                                                    ==============
                                                -------------
                                                   48,778,969       * Non-income producing investment.
                                                -------------



                                                                                                                     (Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments


As of March 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Summary of Investments by Sector
                                           % of Net
Sector                                      Assets         Market  Value
--------------------------------------------------------------------------------
Business Services                           19.24%     $    63,119,630
Consumer Related                            11.50%          37,723,141
Industrial Products & Systems               24.21%          79,445,918
Information/Knowledge
    Management                              14.87%          48,778,969
Investment Companies                         4.69%          15,399,503
Medical/Health Care                         19.92%          65,345,932
Pharmaceuticals                              6.24%          20,468,629
--------------------------------------------------------------------------------
                                           100.67%     $   330,281,722















See Notes to Financial Statements

The Brown Capital Management International Equity Fund

Performance

Your International Equity Fund returned 21.39% for the year ending March 31, 2007. This compares to a 20.69% return for the Morgan Stanley Capital Index-Europe Australasia, and Far East ("MSCI EAFE") and a 20.29% return for the Morgan Stanley Capital Index- All Countries Except United States ("MSCI AC World Ex-US"). For the fiscal year ended March 31, 2007, relative to peers, your fund ranked in the 6th percentile in Morningstar's Foreign Large Growth Category comprised of 242 funds and in the 9th percentile ranking in Lipper's International Multi Cap Growth Universe comprised of 192 funds.

Your Fund is delivering competitive results when compared to its peers over the longer run. Peer rankings for Morningstar over 3 and 5-year periods are in the 31st (vs. 201 funds) and the 38th (vs. 176 funds) percentiles. Similar results appear when compared to the Lipper peer group over a 3 and 5-year period, earning rankings in the 45th (vs. 143 funds) and 54th (vs. 121 funds) percentiles.

Portfolio Review

We continue to apply our disciplined, long-term bottom-up approach to identifying superior growth companies at attractive prices. Over the past year our performance relative to the benchmarks was helped by our overweight position in consumer staples stocks and hurt by our lack of exposure to basic material stocks.

--------------------------------------------------------------------------------

                               Fund                     MSCI EAFE
Sector                        Weight                      Weight
--------------------------------------------------------------------------------
Consumer Staples               20%                         8%
--------------------------------------------------------------------------------
Materials                       1%                         9%
--------------------------------------------------------------------------------

The consumer staples sector constitutes a number of distinct industries including food retailing, beverage/tobacco, and household products companies. While many investors consider this sector to be mature or slow growing, we identified several exceptional growth companies trading at attractive prices during the period. As a result, the staples area gained greater exposure in the Fund, which was enhanced by generally strong returns from existing holdings. One company that stands out is Irish cider maker C&C Group, which we purchased for the Fund in the fourth quarter of 2005. The stock contributed significantly to performance during the period as the company benefited from the successful launch of its international brand Magners into the UK market.

Our strong performance in consumer staples was offset by lack of exposure to basic materials. As growth investors we tend to be structurally underweight in cyclical sectors like basic materials and overweight in fast-growing areas like health care. Basic materials include metals and mining, chemical, and paper companies, among others. Manufacturers of raw materials generally performed well during the period due to strong demand, especially from emerging markets, which are benefiting from high GDP growth and an infrastructure build out. While we do own one company in the sector, the Dutch chemical manufacturer DSM, it was down

8% during the period after enjoying several years of solid returns. While we closely monitor companies in basic materials and other cyclical areas to determine a potential fit with our criteria, we continue to see better long-term investment opportunities elsewhere.

Impact of Economic Factors on Your Fund's Performance
Overall, we feel your Fund is well-positioned to deliver long-term outperformance as we apply our disciplined, research-driven approach to picking international growth stocks. Note that our country and industry weightings are always a residual of our rigorous stock selection process. We will never make top down allocation decisions based on the makeup of an unmanaged index, or yield to current market momentum.

In summary, BCM continues to focus on the fundamentals of the companies in which we invest. We believe that our unwavering commitment to our investment process backed by sound investment decisions will lead to superior performance and longer-term stock price increases. We appreciate your confidence in our Growth at a Reasonable Price (GARP) investment style and in Brown Capital.

During the period covered by this report, your Fund's expenses were subject to an expense limitation (also known as an "expense cap") under which the adviser agreed to waive and/or reimburse expenses so that the overall expenses of the Fund did not exceed a certain level. A more detailed explanation of this expense cap is contained in the notes to the financial statements. Had the expense cap not been in place during the period covered by this report, your expenses would have been higher, and, as a result, your returns would have been lower.

The views and opinions expressed in management's discussion of fund performance are those of Brown Capital Management, Inc. ("BCM"). These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but BCM makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The Brown Capital Management International Equity Fund

Performance Update - $10,000 Investment (Unaudited)

For the period from May 28, 1999 (Date of Initial  Public  Investment)  to March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------

                 The                                           Performance Returns for the periods ended March 31, 2007.
             Brown Capital                                     --------------------------------------------------------------------
              Management       MSCI All        MSCI EAF                                                                       Gross
             International    Country USA     International    Average Annual              One       Five        Since      Expense
             Equity Fund    World Free EX    Gross Index       Total Returns               Year      Year      Inception*    Ratio
             ------------   -------------    -------------     --------------------------------------------------------------------
5/28/1999      10,000          10,000          10,000          The Brown Capital
3/31/2000      11,856          12,274          12,049          Management
3/31/2001       9,998           8,982           8,956          International Equity Fund   21.39%   13.73%       7.62%        2.23%
3/31/2002       9,352           8,462           8,220          --------------------------------------------------------------------
3/31/2003       6,538           6,585           6,333
3/31/2004      10,593          10,531          10,016          Cumulative Total                     Since           Final Value of
3/31/2005      12,228          12,231          11,567          Investment Returns                 Inception*     $10,000 Investment
3/31/2006      14,659          15,671          14,452          --------------------------------------------------------------------
3/31/2007      17,794          18,851          17,442          The Brown Capital Management
                                                               International Equity Fund           77.94%            $17,794
                                                               --------------------------------------------------------------------

                                                               MSCI All Country World Free EX
                                                               USA Gross Index                     88.51%            $18,851
                                                               --------------------------------------------------------------------

                                                               MSCI EAFE International
                                                               Gross Index                         74.42%            $17,442
                                                               --------------------------------------------------------------------
                                                               * The Fund's  inception  date - May 28, 1999 (Date of Initial Public
                                                                 Investment).

-----------------------------------------------------------------------------------------------------------------------------------
This graph  assumes an initial  investment  of $10,000 at May 28,  1999 (Date of Initial  Public  Investment).  All  dividends  and distributions are reinvested.  This graph depicts the performance of The Brown Capital  Management  International  Equity Fund (the
"Fund") versus the MSCI All Country World Free EX USA Gross Index and the MSCI EAFE  International  Gross Index. It is important to note that the Fund is a  professionally  managed  mutual fund while the indices are not available for investment and are unmanaged.
The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Investing in the securities of foreign companies generally involves greater risk than investing in larger, more established domestic companies.  Therefore,  investments  in the Fund may involve a greater  degree of risk than  investments  in other mutual funds that invest in larger, more established domestic companies.


Fund Expenses (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs,  including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an  investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical  account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an  assumed  annual  rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other  funds by  comparing  this 5%  hypothetical  example  with the 5%  hypothetical  examples  that  appear in the shareholder reports of other funds.

Expense Example                             Beginning Account Value         Ending Account Value         Expenses Paid
                                                October 1, 2006                March 31, 2007            During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00                      $1,154.30                   $10.74
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00                      $1,014.96                   $10.05
-----------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 2.00%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Brown Capital Management International Equity Fund

Schedule of Investments


As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                             Market Value                                                      Market Value
                                 Shares       (Note 1)                                           Shares         (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.75%                                           Israeli Equities - 2.80%
                                                                 * Check Point Software
Australian Equity - 0.99%                                              Technologies, Ltd.        7,300      $    162,644
  Westpac Banking Corporation      8,040    $    171,403         u Teva Pharmaceutical
                                            ------------               Industries Ltd.           8,531           319,279
                                                                                                            ------------
Belgium Equities - 4.14%                                                                                         481,923
  Dexia                           10,490         313,051                                                    ------------
* Lancashire Holdings Ltd         29,300         195,464
* RHJ International               10,260         205,586        Italian Equities - 6.16%
                                            ------------          Amplifon SpA                  48,950           453,150
                                                 714,101          Tod's SpA                      1,840           160,529
                                            ------------          UniCredito Italiano SpA       46,985           447,198
                                                                                                            ------------
Bermuda Equities - 1.99%                                                                                       1,060,877
  Axis Capital Holdings Ltd.       5,095         172,517                                                    ------------
  Endurance Specialty Holdings
      Ltd.                         4,790         171,195        Japanese Equities - 13.79%
                                            ------------          Asatsu-DK Inc.                10,600           334,623
                                                 343,712          Daito Trust Construction Co    5,400           254,328
                                            ------------          Japan Tobacco Inc.               126           619,094
                                                                  Nikko Cordial Corporation     29,000           414,180
Canadian Equity - 1.47%                                           Nissin Food Products Co., L    4,400           161,303
  Royal Bank of Canada             5,075         253,242          Nissin Healthcare Food Serv
                                            ------------              Co., Ltd                   4,600            60,310
                                                                  SKY Perfect Communications       429           247,920
Chinese Equity - 1.35%                                            Uni-Charm Corporation          4,500           284,878
  Travelsky Technology Ltd.      131,700         231,934                                                    ------------
                                            ------------                                                       2,376,636
                                                                                                            ------------
Danish Equities - 4.37%
  Coloplast A/S                    4,740         402,372         Mexican Equities - 3.71%
  Danske Bank A/S                  7,540         350,782         u Fomento Economico
                                            ------------               Mexicano, SA de CV        3,425           378,086
                                                 753,154         Wal-Mart de Mexico SA de CV    61,250           261,525
                                            ------------                                                    ------------
                                                                                                                 639,611
Egypt Equity - 0.75%                                                                                        ------------
u Orascom Telecom Holding SAE      1,900         129,200
                                            ------------         Netherland Equities - 5.84%
                                                                   Koninkijke DSM NV             4,925           220,661
French Equities - 4.09%                                            Phillips Electronics NV      11,291           431,224
  Axa                              7,560         320,542         * Tele Atlas NV                15,800           355,009
  L'Oreal SA                       1,130         123,372                                                    ------------
  Sanofi-Aventis                   3,000         260,890                                                       1,006,894
                                            ------------                                                    ------------
                                                 704,804
                                            ------------         South Korean Equities - 4.85%
                                                                 * u Gmarket Inc                15,600           270,972
German Equities - 3.44%                                          u Kookmin Bank                  3,700           333,555
  Deutsche Telekom AG              9,100         150,372         u SK Telecom Co. Ltd            9,900           231,858
  Rhoen Klinikum AG                7,375         441,659                                                    ------------
                                            ------------                                                         836,385
                                                 592,031                                                    ------------
                                            ------------
                                                                 Swedish Equities - 1.78%
Hong Kong Equities - 5.44%                                         Nordea Bank AB               11,585           184,960
  Esprit Holdings Ltd.            57,300         672,120           Swedish Match AB              6,810           121,645
  Vitasoy International Holdings                                                                            ------------
      Limited                    633,600         265,980                                                         306,605
                                            ------------                                                    ------------
                                                 938,100
                                            ------------

Irish Equities - 1.88%
  C&C Group plc                   15,810         240,131
  IAWS Group plc                   3,615          84,026
                                            ------------
                                                 324,157
                                            ------------                                                     (Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments

As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                               Market Value
                                 Shares         (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)                                    The following acronyms and abbreviations are used in this portfolio:

Swiss Equities - 5.08%                                         A/S - Aktieselskap (Danish)
* Kaba Holding AG                    740     $    213,895      AB - Aktiebolag (Swedish)
  Nobel Biocare Holding AG         1,025          373,663      AG - Aktiengesellschaft (German)
  Synthes, Inc.                    2,330          287,607      NV - Naamloze Vennootschap (Dutch)
                                             ------------      PLC - Public Limited Company (British)
                                                  875,165      SA - Societe Anonyme (French)
                                             ------------      SA de CV - Convertible Securities (Mexican)
United Kingdom Equities - 22.79%                               SpA - Societa Per Azioni (Italian)
  Amvescap plc                    25,900          285,422
  British Sky Broadcasting                                     Summary of Investments by Industry
      Group plc                   22,775          252,777
  Diageo plc                      28,495          577,291                                              % of Net        Market
  Man Group plc                   52,380          572,082      Industry                                Assets         Value
  Reed Elsevier plc               26,200          313,218      --------------------------------------------------------------------
                                                               Banks                                  16.22%   $    2,795,083
  Royal Bank of Scotland                                       Capital Goods                           2.72%          468,223
      Group plc                    8,368          326,710      Commercial Services & Supplies          1.35%          231,934
  SABMiller plc                   14,990          328,909      Consumer Durables & Apparel             3.43%          591,753
  Shire PLC                       21,500          443,827      Diversified Financials                  6.17%        1,063,090
* SurfControl plc                 29,500          275,750      Food & Staples Retailing                1.87%          321,836
  United Business Media plc       13,426          209,517      Food, Beverage & Tobacco               16.11%        2,776,465
  Willis Group Holdings Ltd.       8,650          342,367      Health Care Equipment & Services       11.36%        1,958,450
                                             ------------      Household & Personal Products           2.37%          408,250
                                                3,927,870      Insurance                               6.97%        1,202,084
                                             ------------      Investment Company                      2.70%          466,175
                                                               Materials                               1.28%          220,661
Total Common Stocks (Cost $11,181,389)         16,667,804      Media                                   7.88%        1,358,055
                                             ------------      Pharmaceuticals & Biotechnology         5.94%        1,023,995
                                                               Retailing                               5.47%          943,092
INVESTMENT COMPANY - 2.70%                                     Software & Services                     3.00%          517,653
  Evergreen Institutional Money Market Fund, 5.21%             Technology Hardware & Equipment         1.60%          275,750
      (Cost $466,175)            466,175          466,175      Telecommunication Services              2.97%          511,430
                                             ------------      --------------------------------------------------------------------
                                                               Total                                  99.41%   $   17,133,979
Total Investments
      (Cost $11,647,564) - 99.41%            $ 17,133,979
Other Assets less Liabilities - 0.59%             101,209      Purchased Forward Currency Contracts, Open (note 7)
                                             ------------

Net Assets - 100.00%                         $ 17,235,188      Currency and              Currency    Currency
                                             ============      Settlement Date            Units       Value in        Unrealized
                                                                                                     $ U.S.          Gain/(Loss
*     Non-income producing investment.                         --------------------------------------------------------------------
u     American Depositary Receipt.                             Hong Kong Dollar
u     Global Depositary Receipts.                                  04/11/07               48,820  $    6,248         $    (32)
                                                               Japanese Yen 04/11/07     304,456       2,584                5
                                                               Japanese Yen 04/02/07   1,675,578      14,219             (204)
                                                               Japanese Yen 04/02/07     153,751       1,305               (7)
                                                               Japanese Yen 04/03/07     461,813       3,919              (20)
                                                               Japanese Yen 04/04/07     460,459       3,907              (28)
                                                               -------------------------------------------------------------------
                                                               Total                 3,104,877    $   32,182         $   (286)
See Notes to Financial Statements

The Brown Capital Management Mid-Cap Fund Institutional
Class*
The Brown Capital Management Mid-Cap Fund Investor Class

Performance

As shown in the table below, your Mid-Cap Fund trailed both the broad market and stylized index for the fiscal year ending March 31, 2007. It trailed the S&P 500(R) Total Return Index by 11.54% and the Russell Midcap(R) Growth Index by 6.61% on a total return basis. Your Fund's performance also trailed peer group averages for the fiscal year as measured by Morningstar's Mid-Cap Growth
Category and Lipper's Mid-Cap Growth Equity category, ranking in the 78th percentile out of 991 funds and in the 78th percentile out of 622 funds, respectively (Morningstar Peer Ranking: 3 year - 87th percentile/829 funds; Lipper Peer Ranking: 3 Year - 82nd percentile/488 funds).

--------------------------------------------------------------------------------
    As of March 31, 2007                           Total Return
                                                   4/31/06-3/31/07
--------------------------------------------------------------------------------
    Mid-Cap Fund - Institutional Class*            0.29%
--------------------------------------------------------------------------------
    Mid-Cap Fund - Investor Class                  0.03%
--------------------------------------------------------------------------------
    S&P 500**                                      11.83%
--------------------------------------------------------------------------------
    Russell Midcap Growth***                       6.90%
--------------------------------------------------------------------------------

* Performance comparisons noted utilized the Brown Capital Management Mid-Cap Fund Institutional Share Class

** The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. Economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The index accounts for approximately 70% of the U.S. market. The performance of the S&P 500 Index is considered one of the best overall indicators of market performance.

*** Russell Midcap Growth - Measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

Portfolio Review

Stock  selection  suffered  in your  Fund  this year  resulting  in  significant underperformance compared to the Russell Midcap Growth. Despite meaningful weights against some of the benchmark's most heavily weighted sectors, including Consumer Discretionary, Health Care and Financial Services, we were unable to select stocks in a manner that resulted in outperformance of the benchmark. Your Fund's Consumer Discretionary sector was particularly challenging, as there was significant pressure on the sector last summer given rising gas prices. There were concerns, as gas prices reached historical highs, that consumers' discretionary income would be heavily allocated to gasoline, and little else. As long-term investors who look forward three to five years regarding the prospects for companies in your portfolio, we looked past this short-term, seasonal view recognizing that gas prices would not remain at these levels. While we believe that your Fund will benefit from this longer-term perspective, many of the names held in the Consumer Discretionary sector experienced near term shortfalls that detracted from this year's performance record.

One of the tenets of being a Growth at a Reasonable Price (GARP) investor at Brown Capital Management is not trying to predict the direction of the market, but understanding the fundamentals of the companies in your portfolio. Combined with a genuine long-term outlook, we are committed to looking past the possible volatility of monthly and quarterly "noise", working to deliver favorable, longer-term results for serious investors. This approach, incepted in 1983, was first applied to large-cap stocks. Thanks to an interested client base, we now apply GARP investing to midcap stocks seeking to provide competitive log-term returns.

Impact of Economic Factors on Your Fund's Performance

So what is worrying the market of late? We believe the market is nervous about rising inflation, slowing Gross Domestic Product ("GDP") growth, a housing market decline that may not have bottomed yet, especially the sub-prime market, a weakening dollar, and rising crude oil prices.

Let us flesh out these five fears in a little more detail. First, we believe the threat of rising inflation is becoming more prevalent. The Commerce Department reported that core inflation (excludes food and energy) rose 0.3% in February, the fastest rise since August. This leaves core inflation rising by 2.4% from April 1, 2006 to March 31, 2007, which is above the Fed's comfort zone. This is not the kind of support the Fed needs to lower rates. Moreover, robust growth in corporate profits, coupled with low interest rates have been the pillars supporting the bull market in the past few years. As of March 31 of this year, the market has seen 14 straight quarters of double-digit Earnings Per Share growth, but this quarter the S&P 500 earnings expected to advance only 3.8% according to Thomson Financial. Calendar year 2007 S&P 500 earnings/profits are expected to rise only 6.7%, the worst since the second quarter of 2002. A big reason is the trouble in the auto and homebuilding sectors. Also, the energy, industrial, and technology sectors face tough comparisons with the first quarter of 2006, when the S&P 500 profits climbed 16%. Moreover, growth in U.S. gross domestic product fell from 5.6% in the first quarter of 2006 to 2.5% in the fourth quarter of 2006, so one can see why expectations have come down. Usually, there are two negative earnings announcements for every positive disclosure; however, the ratio is currently running closer to 3 to 1, according to Thomson Financial. The ratio has risen not because negative announcements have increased, but because positive announcements have decreased.

The second concern is a slowing economy. This is a critical reason why volatility has picked up in the second quarter of 2007. Fed Chairman Bernanke said he expects the economy to achieve moderate growth in 2007, despite weakness in housing and manufacturing. Additionally, the Chairman said core inflation remains "uncomfortably high." Chairman Bernanke wants more flexibility given the uncertainty and risks on both sides of their outlook - lower growth and higher inflation. We have gone 48 months without a 10% correction, which is the second longest period without a correction in at least 78 years. Furthermore, companies are being more conservative given that the economy is slowing. There is powerful evidence of this reflected in current capital spending. Business outlays for new equipment and facilities have slowed substantially over the past year. Job growth over the past couple of years has been the primary support under consumer spending, thus any dramatic slowdown in capital spending would most likely have an even bigger impact on consumers than the weakness in housing. This expansion could have trouble continuing without U.S. businesses opening up their wallets. It does not appear the Fed will cut rates anytime soon.

The third fear is housing. Housing construction has fallen sharply; however, it was offset somewhat by the strong gains in nonresidential spending and local projects. Nevertheless, delinquencies on home loans are at a record high. If credit standards tighten, then there will be lower demand for credit, which means the Fed would have to start cutting rates. But will the Fed ease rates if inflation is a threat? Chairman Bernanke has said that a decline in housing construction is a drag on growth, but this risk should lift later this year once builders work off high inventories of unsold homes. So far, reductions in housing starts have not yet led to significant reductions in the inventory of homes for sale. Mr. Bernanke believes the impact of sub prime problems "seems likely to be contained." Former Chairman Alan Greenspan has said there is a one in three chance of a recession, which Chairman Bernanke has played down.

The fourth fear is the weakening dollar. The Bush administration wants to impose economic sanctions against China to protect the American paper producers from unfair Chinese government subsidies. This is the first time in 23 years that the U.S. duty laws were applied to Chinese imports. The news briefly sent the Dow down over 100 points, but it recovered quickly. Nevertheless, this may cause the dollar to weaken further, while raising concerns in the market about the U.S. currency's status as an investment vehicle. If the dollar weakens too much, dollar assets will become less attractive, which could be a problem for the stock market. In addition, the U.S. wants China to strengthen its currency. To do that, both countries must cooperate on monetary policy. The Chinese own billions of U.S. Treasuries.

The last fear is rising oil prices, which closed the first quarter of 2007 at $65.87, a six month high. The recent spike relates to Iran's capture of 15 British soldiers, coupled with ongoing challenges in Iraq. During the fourth quarter of 2006, oil prices fell which helped offset the effects of a weaker housing market. However, the current price of crude is now well over $60, and the summer driving season is just around the corner. This could put additional pressure on the consumer.

On the positive side, the Commerce Department reported that personal spending rose in February by the largest amount in 11 months, a good sign that the economy continues to move along, albeit slowly. Moreover, the job data has been good so far. The index of Chicago area manufacturing activity soared to a reading of 61.7 in March, higher than the Street expected, and up from 47.9 in February. A reading above 50 indicates expansion, while a reading below 50 indicates contraction. The report is often a good indicator of the National manufacturing report from the Institute for Supply Management.

Additionally, personal income is still climbing. Over 90% of real GDP is growing, with less than 10% of the economy contracting. But the part that is contracting is attracting all the attention. Emerging economies are still growing rapidly which should help U.S. exports. Moreover, stock multiples have continued to fall, even as profits rose in a relatively strong economy. We had 3-1/2 years of double-digit gains, so the market is due for a pause. As long as the economy continues to expand at a moderate pace, earnings growth should pick up in the latter half of 2007, or early 2008.

Our Growth at a Reasonable Price (GARP) philosophy means we will continue to own companies that have great franchises, sell at reasonable valuations with sustainable long-term growth prospects, as well as economic moats around their respective business models. We believe that companies with sustainable earnings growth should deliver longer term stock appreciation. We are disciplined long-term investors who do not try to predict economic moves. Stock selection will be critical in 2007. The market may remain in neutral until it gets a better grasp of inflation, earnings, and interest rates.

As noted last year, of equal importance is your Fund's total expense ratio that, while competitive, has yet to benefit from the critical mass of assets needed to drive it below the expense "cap" placed on the Fund. Were it not for this "cap," returns would be lower. We remain committed to this "cap" to ensure investors receive a competitively priced product, but the probability of outperformance would be improved with lower fees, as it would for any manager. Our ultimate goal is for investors to benefit from long-term cash flows that will ultimately drive this expense ratio below its current level.

During the period covered by this report, your Fund's expenses were subject to an expense limitation (also known as an "expense cap") under which the adviser agreed to waive and/or reimburse expenses so that the overall expenses of the Fund did not exceed a certain level. A more detailed explanation of this expense cap is contained in the notes to the financial statements. Had the expense cap not been in place during the period covered by this report, your expenses would have been higher, and, as a result, your returns would have been lower.

The views and opinions expressed in management's discussion of fund performance are those of Brown Capital Management, Inc. ("BCM"). These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but BCM makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The Brown Capital Management Mid-Cap Fund - Institutional Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from  September 30, 2002 (Date of Initial  Public  Investment) to March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------

           The Brown Capital                                      Performance Returns for the periods ended March 31, 2007.
           Management Mid-Cap                      S&P 400        -----------------------------------------------------------------
           Fund Institutional   Russell Mid-Cap    Mid-Cap        Average Annual          One        Since
                Shares           Growth Index       Index         Total Returns           Year     Inception*   Gross Expense Ratio
           ---------------       ------------       ------        -----------------------------------------------------------------
9/30/2002       10,000             10,000          10,000
3/31/2003       10,280             10,914          10,113         Institutional Shares    0.29%      13.34%            3.36%
3/31/2004       14,263             16,332          15,228         -----------------------------------------------------------------
3/31/2005       14,793             17,689          16,646         Cumulative Total                  Since         Final Value of
3/31/2006       17,519             21,701          20,245         Investment Returns             Inception*      $10,000 Investment
3/31/2007       17,571             22,315          20,750         -----------------------------------------------------------------
                                                                  Institutional Shares             75.71%             $17,571
                                                                  -----------------------------------------------------------------

                                                                  Russell Mid-Cap Growth Index    123.15%             $22,315
                                                                  -----------------------------------------------------------------
                                                                  S&P 400 Mid-Cap Index           107.50%             $20,750
                                                                  -----------------------------------------------------------------
                                                                  *The Fund's  Institutional Shares  inception date - September 30,
                                                                  2002 (Date of Initial Public Investment).
                                                                  -----------------------------------------------------------------
This graph assumes an initial  investment of $10,000 at September 30, 2002 (Date of Initial  Public  Investment).  All dividends and distributions  are  reinvested.  This graph  depicts the  performance  of The Brown  Capital  Management  Mid-Cap  Fund (the "Fund")
Institutional Shares versus the Russell Mid-Cap Growth Index and the S&P 400 Mid-Cap Index. It is important to note that the Fund is a professionally  managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of distributions.


Fund Expenses (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs,  including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an  investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical  account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an  assumed  annual  rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other  funds by  comparing  this 5%  hypothetical  example  with the 5%  hypothetical  examples  that  appear in the shareholder reports of other funds.

Institutional Shares                     Beginning Account Value           Ending Account Value                Expenses Paid
Expense Example                              October 1, 2006                 March 31, 2007                    During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                        $1,071.80                          $6.71
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000.00                        $1,018.45                          $6.54
-----------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.30%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Brown Capital Management Mid-Cap Fund - Investor Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from  September 30, 2002 (Date of Initial  Public  Investment) to March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------

              The Brown Capital                    S&P 400    Performance Returns for the periods ended March 31, 2007.
             Management Mid-Cap  Russell Mid-Cap  Mid-Cap     ---------------------------------------------------------------------
           Fund Investor Shares   Growth Index     Index      Average Annual         One          Since
           --------------------   ------------     -----      Total Returns          Year       Inception*     Gross Expense Ratio
9/30/2002        10,000            10,000          10,000     ---------------------------------------------------------------------
3/31/2003        10,270            10,914          10,113
3/31/2004        14,223            16,332          15,228     Investor Shares       0.03%         13.08%              3.66%
3/31/2005        14,711            17,689          16,646     ---------------------------------------------------------------------
3/31/2006        17,386            21,701          20,245     Cumulative Total                    Since     Final Value of $10,000
3/31/2007        17,391            22,315          20,750     Investment Returns                Inception*        Investment
                                                              ---------------------------------------------------------------------
                                                              Investor Shares                     73.91%            $17,391
                                                              ---------------------------------------------------------------------

                                                              Russell Mid-Cap Growth Index       123.15%            $22,315
                                                              ---------------------------------------------------------------------
                                                              S&P 400 Mid-Cap Index              107.50%            $20,750
                                                              ---------------------------------------------------------------------
                                                              *The  Fund's Investor Shares inception date - September 30, 2002
                                                              (Date of Initial Public Investment).
-----------------------------------------------------------------------------------------------------------------------------------

This graph assumes an initial  investment of $10,000 at September 30, 2002 (Date of Initial  Public  Investment).  All dividends and distributions are reinvested.  This graph depicts the performance of The Brown Capital Management Mid-Cap Fund (the "Fund") Investor
Shares  versus  the  Russell  Mid-Cap  Growth  Index  and the S&P 400  Mid-Cap  Index.  It is  important  to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares,  when redeemed,  may be worth more or less than their original cost. Current performance may be lower or higher than the performance  data quoted.  An investor may obtain  performance  data,  current to the most recent  month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.  Average annual total returns are historical in nature and measure net investment  income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Fund Expenses (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
As a shareholder  of the Fund,  you incur ongoing  costs,  including  management  fees;  distribution  (12b-1) fees;  and other Fund expenses.  This example is intended to help you  understand  your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000  invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides  information  about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example,  an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading  entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical  Example for Comparison Purposes - The second line of the table below provides  information about hypothetical  account values and  hypothetical  expenses  based on the Fund's  actual  expense  ratio and an  assumed  annual  rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other  funds by  comparing  this 5%  hypothetical  example  with the 5%  hypothetical  examples  that  appear in the shareholder reports of other funds.

Investor Shares                          Beginning Account Value          Ending Account Value              Expenses Paid
Expense Example                              October 1, 2006                 March 31, 2007                 During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                     $1,070.30                         $8.00
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000.00                     $1,017.20                         $7.80
-----------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.55%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Brown Capital Management Mid-Cap Fund

Schedule of Investments


As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                Market Value                                                     Market Value
                                   Shares        (Note 1)                                             Shares       (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.48%                                          Health Care Equipment & Services - 13.70%
                                                                * Allscripts Healthcare
Automobiles & Components - 1.70%                                      Solutions, Inc.                 5,500    $    147,455
* Copart, Inc.                       5,000   $    140,050         Bausch & Lomb Incorporated          2,750         140,690
                                             ------------         Biomet, Inc.                        2,895         123,009
                                                                  Covance Inc.                        2,010         119,273
Capital Goods - 6.04%                                           * HealthExtras, Inc.                  3,900         112,242
  Danaher Corporation                1,360         97,172             Quest Diagnostics Incorporated  3,300         164,571
  Fastenal Company                   1,100         38,555       * St. Jude Medical, Inc.              5,770         217,010
  Fluor Corporation                  2,200        197,384       * Waters Corporation                  1,800         104,400
  Joy Global Inc.                    2,850        122,265                                                      ------------
  MSC Industrial Direct Co., Inc.      900         42,012                                                         1,128,650
                                             ------------                                                      ------------
                                                  497,388
                                             ------------
                                                                Insurance - 1.47%
Commercial Services & Supplies - 2.09                             Willis Group Holdings Limited       3,070         121,511
* Iron Mountain Incorporated         6,600        172,458                                                      ------------
                                             ------------
                                                                Pharmaceuticals & Biotechnology - 5.53%
                                                                * Affymetrix, Inc.                    4,400         132,308
Consumer Durables & Apparel - 7.62%                             * Celgene Corporation                 3,100         162,626
* Coach, Inc.                        5,480        274,274       u Shire PLC                           2,600         160,940
  D.R. Horton, Inc.                  8,200        180,400                                                      ------------
  Fortune Brands, Inc.               2,200        173,404                                                           455,874
                                             ------------                                                      ------------
                                                  628,078
                                             ------------       Retailing - 13.20%
                                                                * Dick's Sporting Goods, Inc.         3,040         117,110
Consumer Services - 4.58%                                       * Guitar Center, Inc.                 2,950         133,104
  Strayer Education, Inc.            1,300        162,500       * J. Crew Group, Inc.                 1,000          40,170
* The Cheesecake Factory                                          Nordstrom, Inc.                     3,600         190,584
       Incorporated                  8,072        215,119       * O'Reilly Automotive, Inc.           5,100         168,810
                                             ------------         Staples, Inc.                       4,450         114,988
                                                  377,619       * Tractor Supply Company              5,100         262,650
                                             ------------                                                      ------------
                                                                                                                  1,087,416
Diversified Financials - 7.11%                                                                                 ------------
  Ameriprise Financial, Inc.         5,100        291,414
* E*TRADE Financial Corporation      8,100        171,882       Semiconductors & Semiconductor Equipment - 2.57%
  T. Rowe Price Group Inc.           2,600        122,694       * Broadcom Corporation                3,800         121,866
                                             ------------       * PMC-Sierra, Inc.                   12,800          89,728
                                                  585,990                                                      ------------
                                             ------------                                                           211,594
                                                                                                               -------------
Energy - 6.97%
  BJ Services Company                2,700         75,330       Software & Services - 16.29%
* Cameron International                                         * Akamai Technologies, Inc.           2,300         114,816
      Corporation                    1,800        113,022       * CheckFree Corp.                     3,950         146,505
  Diamond Offshore Drilling, Inc.      900         72,855       * Citrix Systems, Inc.                7,500         240,225
  Smith International Inc.           4,700        225,835       * Cognizant Technology
  XTO Energy, Inc.                   1,600         87,696             Solutions Corporation           1,400         123,578
                                             ------------       * Electronic Arts Inc.                3,900         196,404
                                                  574,738         FactSet Research Systems Inc.       3,400         213,690
                                             ------------       * Macrovision Corporation             6,200         155,310
                                                                  Western Union Company               6,900         151,455
Food & Staples Retailing - 0.87%                                                                               ------------
  Whole Foods Market, Inc.           1,600         71,760                                                         1,341,983
                                             ------------                                                      ------------

Food, Beverage & Tobacco - 1.87%
* Hansen Natural Corporation         1,100         41,668
  Wm. Wrigley Jr. Company            2,200        112,046
                                             ------------
                                                  153,714
                                             ------------
                                                                                                                  (Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments

As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                         Shares       (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)                                          Summary of Investments by Industry
                                                                                                           % of Net      Market
Technology Hardware & Equipment - 3.56%                              Industry                               Assets       Value
                                                                     --------------------------------------------------------------
* Avid Technology, Inc.                  2,700     $    94,176       Automobiles & Components                1.70%  $    140,050
* Network Appliance, Inc.                1,965          71,762       Capital Goods                           6.04%       497,388
* SanDisk Corporation                    2,900         127,020       Commercial Services & Supplies          2.09%       172,458
                                                   -----------       Consumer Durables & Apparel             7.62%       628,078
                                                       292,958       Consumer Services                       4.58%       377,619
                                                   -----------       Diversified Financials                  7.11%       585,990
Transportation - 1.31%                                               Energy                                  6.97%       574,738
  J.B. Hunt Transport Services, Inc.     4,100         107,584       Food & Staples Retailing                0.87%        71,760
                                                   -----------       Food, Beverage & Tobacco                1.87%       153,714
                                                                     Health Care Equipment
Total Common Stocks (Cost $7,359,843)                7,949,365           & Services                         13.70%     1,128,650
                                                   -----------       Insurance                               1.47%       121,511
                                                                     Investment Company                      3.57%       294,383
INVESTMENT COMPANY - 3.57%                                           Pharmaceuticals & Biotechnology         5.53%       455,874
  Evergreen Institutional Money Market Fund, 5.21%                   Retailing                              13.20%     1,087,416
       (Cost $294,383)                 294,383         294,383       Semiconductors &
                                                   -----------           Semiconductor Equipment             2.57%       211,594
                                                                     Software & Services                    16.29%     1,341,983
Total Investments (Cost $7,654,226) - 100.05%      $ 8,243,748       Technology Hardware
Liabilities in Excess of Other Assets - (0.05%)        (3,973)           & Equipment                         3.56%       292,958
                                                   -----------       Transportation                          1.31%       107,584
                                                                     --------------------------------------------------------------
Net Assets - 100.00%                               $ 8,239,775       Total                                 100.05%  $  8,243,748
                                                   ===========

* Non-income producing investment.
u American Depositary Receipts.


The following acronyms and abbreviations are used in this portfolio:

PLC - Public Limited Company (British)









See Notes to Financial Statements

Brown Capital Management Funds

Statements of Assets and Liabilities

                                                         Balanced            Equity      Small Company    International    Mid-Cap
As of March 31, 2007                                       Fund               Fund           Fund         Equity Fund       Fund
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at cost ..............................$  13,169,352   $  12,502,635   $  238,295,415   $  11,647,564   $  7,654,226
                                                      -------------   -------------   --------------   -------------   ------------

   Investments, at value .............................$  14,326,138   $  13,861,972   $  330,281,722   $  17,133,979   $  8,243,748
   Cash ..............................................            -               -                -           1,196              -
   Receivables:
      Investments sold ...............................            -               -                -         100,989              -
      Fund shares sold ...............................          370             448        1,085,608           5,802          3,507
      Interest and dividends, at value ...............       35,043          11,059           57,505          64,007          5,891
   Prepaid expenses
      Fund accounting fees ...........................        2,250           2,250            2,250           2,250          3,000
      Compliance services fees .......................          665             665              665             665            665
      Other expenses .................................        3,725           4,430           19,702           1,639         11,661
   Due from affiliates:
      Advisor (note 2) ...............................            -           1,615                -          10,955          9,611
                                                      -------------   -------------   --------------   -------------   ------------
   Total Assets ......................................   14,368,191      13,882,439      331,447,452      17,321,482      8,278,083

Liabilities:
   Payables:
      Investments purchased .........................       483,084         611,512          776,085          32,199              -
      Fund shares repurchased .......................         6,399          18,464        2,566,612          35,276         20,561
   Accrued expenses .................................        16,754          14,889           20,047          18,533         17,747
   Due to affiliates
      Advisor (note 2) ..............................         1,579               -                -               -              -
   Disbursements in excess of cash on demand ........           218               -                -               -              -
   Unrealized loss on foreign currency exchange
      contracts .....................................             -               -                -             286              -
                                                      -------------   -------------   --------------   -------------   ------------
  Total Liabilities .................................       508,034         644,865        3,362,744          86,294         38,308
                                                      =============   =============   ==============   =============   ============

Net Assets .......................................... $  13,860,157   $  13,237,574   $  328,084,708   $  17,235,188   $  8,239,775

Net Assets Consist of:
   Capital ..........................................    13,616,647      12,626,300      214,316,232      11,173,995      7,248,333
   Undistributed net investment income ..............             2               -                -               -              -
   Accumulated net realized (loss) gain from investmen
      and foreign currency transactions .............      (913,278)       (748,063)      21,782,169         574,653        401,920
   Unrealized appreciation of investments and
      and foreign currency translations .............     1,156,786       1,359,337       91,986,307       5,486,540        589,522
                                                      -------------   -------------   --------------   -------------   ------------
   Total Net Assets ................................. $  13,860,157   $  13,237,574   $  328,084,708   $  17,235,188   $  8,239,775

   Institutional Shares Outstanding, no par value
      (unlimited shares authorized) .................       865,724         718,933        9,257,035       1,033,464        194,216
   Net Assets - Institutional Shares ................ $  13,860,157   $  13,237,574   $  328,084,708   $  17,235,188   $  2,769,053
                                                      -------------   -------------   --------------   -------------   ------------
   Net Asset Value Per Institutional Share .......... $       16.01   $       18.41   $        35.44   $       16.68         $14.26
                                                      -------------   -------------   --------------   -------------   ------------
   Investor Shares Outstanding, no par value
      (unlimited shares authorized) .................                                                                       388,302
   Net Assets - Investor Shares .....................            NA              NA              NA               NA   $  5,470,722
                                                      -------------   -------------   --------------   -------------   ------------
   Net Asset Value Per Investor Share ...............                                                                  $      14.09
*  At cost $63,596

See Notes to Financial Statements.

Brown Capital Management Funds

Statements of Operations

                                                                Balanced        Equity     Small Company   International    Mid-Cap
For the fiscal year ended March 31, 2007                          Fund           Fund         Fund         Equity Fund       Fund
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Interest ..............................................$    159,898   $          -   $          -   $          -   $          -
   Dividends .............................................     109,897        133,861      1,331,783        363,955         57,428
      Foreign tax withheld ...............................           -              -              -        (31,831)             -
   SEC Fair Fund Settlement ..............................           -              -        234,204              -              -
                                                          ============   ============   ============   ============   ============

   Total Income ..........................................     269,795        133,861      1,565,987        332,124         57,428

Expenses:
   Advisory fees (note 2) ................................      84,112         84,394      3,612,293        150,994         56,289
   Administration fees (note 2) ..........................      24,060         24,028        436,229         26,541         24,004
   Transfer agent fees (note 2) ..........................      19,296         19,849         28,065         19,659         25,017
   Fund accounting fees (note 2) .........................      28,294         28,298         63,123         28,510         36,750
   Custody fees (note 2) .................................       4,849          5,502         47,703         11,634          5,200
   Compliance services fees (note 2) .....................       7,750          7,750          7,750          7,750          7,750
   Distribution and service fees - Investor Shares(note 3)           -              -              -              -         11,977
   Registration and filing administration fees (note 2) ..       4,320          5,440          8,800          3,040         11,360
   Legal fees ............................................       8,897          8,936          9,652          8,930         11,382
   Audit and tax preparation fees ........................      15,832         14,332         16,832         17,832         14,332
   Registration and filing expenses ......................       8,004         11,232         19,630          9,170         26,182
   Printing expenses .....................................         372            555          4,263            485            341
   Trustees' fees and expenses ...........................       2,571          2,571          2,571          2,571          2,571
   Securities pricing fees ...............................       7,354          5,571          3,732         13,499          4,983
   Chief Compliance Officer fees .........................       4,956          4,956          4,956          4,956          4,956
   Other expenses ........................................       8,369          8,597         81,632         10,712          8,898
                                                          ------------   ------------   ------------   ------------   ------------
   Total Expenses ........................................     229,036        232,011      4,347,231        316,283        251,992

   Expenses reimbursed by Advisor (note 2) ...............           -              -              -               -       (86,198)
   Advisory fees waived (note 2) .........................     (73,554)       (75,746)             -        (15,021)       (56,289)
                                                          ------------   ------------   ------------   ------------   ------------
   Net Expenses ..........................................     155,482        156,265      4,347,231        301,262        109,505
                                                          ============   ============   ============   ============   ============
Net Investment Income (Loss) .............................     114,313        (22,404)    (2,781,244)        30,862        (52,077)

   Realized and Unrealized Gain on Investments:
      Net realized gain from investment and foreign
        currency transactions ............................     529,626         917,961    40,474,101      1,413,433        817,136
      Change in unrealized appreciation of
        investments and foreign currency translations ....    (420,531)       (811,199)     (779,359)     1,501,961       (718,256)
                                                          ------------   ------------   ------------   ------------   ------------
Realized and Unrealized Gain on Investments ..............     109,095         106,762    39,694,742      2,915,394         98,880
                                                          ============   =============  ============   ============   ============
Net Increase in Net Assets
   Resulting from Operations .............................$    223,408   $      84,358  $ 36,913,498   $  2,946,256   $     46,803
ccc


See Notes to Financial Statements.

Brown Capital Management Funds

Statements of Changes in Net Assets

                                                                         Balanced Fund                      Equity Fund
For the fiscal years ended March 31,                                 2007             2006             2007             2006
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment income (loss) ...........................   $    114,313     $     79,680     $    (22,404)     $    (41,730)
   Net realized gain from investment
      and foreign currency transactions ...................        529,626          622,613          917,961           882,116
   Change in unrealized appreciation of
      investments and foreign currency translations .......       (420,531)         556,740         (811,199)          873,076
Net Increase in Net Assets
   Resulting from Operations ..............................        223,408        1,259,033           84,358         1,713,462
Distributions to Shareholders: (note 5)                       ------------     ------------     ------------      ------------
   Net investment income ..................................       (114,311)         (82,780)               -                 -
                                                              ------------     ------------     ------------      ------------
Decrease in Net Assets Resulting from Distributions .......       (114,311)         (82,780)               -                 -
Capital Share Transaction: (note 6)
   Shares sold ............................................        858,097          903,644          180,206           272,821
   Reinvested dividends and distributions .................        113,859           82,263                -                 -
   Shares repurchased .....................................       (350,004)      (3,101,232)      (1,222,805)         (768,782)
                                                              ------------     ------------     ------------      ------------
Net Increase (Decrease) from Capital Share Transactions            621,952       (2,115,325)      (1,042,599)         (495,961)
                                                              ============     ============     ============      ============
Net Increase (Decrease) in Net Assets .....................        731,049         (939,072)        (958,241)        1,217,501
Net Assets:
   Beginning of Year ......................................     13,129,108       14,068,180       14,195,815        12,978,314
   End of Year ............................................   $ 13,860,157     $ 13,129,108     $ 13,237,574      $ 14,195,815

Undistributed Net Investment Income .......................   $          2     $          -     $          -      $          -



                                                                        Small Company Fund       International Equity Fund
For the fiscal years ended March 31,                                 2007             2006             2007             2006
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment (loss) income ...........................   $ (2,781,244)    $ (3,992,323)    $     30,862      $     28,555
   Net realized gain from investment
      and foreign currency transactions ...................     40,474,101       54,635,068        1,413,433         1,062,684
   Change in unrealized appreciation of
      investments and foreign currency translations .......       (779,359)      54,403,497        1,501,961         1,053,206
                                                              ------------     ------------     ------------      ------------
Net Increase in Net Assets
   Resulting from Operations ..............................     36,913,498      105,046,242        2,946,256         2,144,445
Distributions to Shareholders: (note 5)
   Net investment income ..................................              -                -          (19,714)                -
   Net realized gain from investment transactions .........    (34,980,704)               -         (492,078)                -
                                                              ------------     ------------     ------------      ------------
Decrease in Net Assets Resulting from Distributions .......    (34,980,704)               -         (511,792)                -
                                                              ------------     ------------     ------------      ------------
Capital Share Transactions: (note 6)
   Shares sold ............................................     88,094,268       85,099,748        3,956,890         1,090,663
   Reinvested dividends and distributions .................     34,638,736                -          386,347                 -
   Shares repurchased .....................................   (192,823,628)    (247,823,729)      (2,448,584)         (779,742)
Net (Decrease) Increase from Capital Share Transactions ...    (70,090,624)    (162,723,981)       1,894,653           310,921
                                                              ============     ============     ============      ============
Net (Decrease) Increase in Net Assets .....................    (68,157,830)     (57,677,739)       4,329,117         2,455,366
Net Assets:
   Beginning of Year ......................................    396,242,538      453,920,277       12,906,071        10,450,705
   End of Year ............................................   $328,084,708     $396,242,538      $17,235,188        12,906,071
Undistributed Net Investment Income .......................   $          -     $          -     $          -      $     26,962

                                                                                                                   (Continued)

Brown Capital Management Funds

Statements of Changes in Net Assets

                                                                                                          Mid-Cap Fund
For the fiscal years ended March 31,                                                                 2007                2006
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment loss ...................................................................... $    (52,077)       $    (44,824)
   Net realized gain from investments .......................................................      817,136             651,636
   Change in unrealized appreciation of investments .........................................     (718,256)            469,857
Distributions to Shareholders: (note 5)                                                       -------------       ------------
Net Increase in Net Assets Resulting from Operations ........................................       46,803           1,076,669
Distributions to Shareholders: (note 5)
   Net realized gain from investment transactions - Institutional Shares ....................     (295,257)           (147,090)
   Net realized gain from investment transactions - Investor Shares .........................     (523,597)           (209,938)
Distributions to Shareholders: (note 5)                                                       -------------       ------------
Net Decrease from Distributions .............................................................     (818,854)           (357,028)
Capital Share Transactions: (note 6)
    Institutional Shares
      Shares sold ...........................................................................       28,496              50,099
      Reinvested dividends and distributions ................................................      235,640             115,815
      Shares repurchased ....................................................................      (57,270)            (13,815)
     Investor Shares
      Shares sold ...........................................................................    1,441,163           1,377,895
      Reinvested dividends and distributions ................................................      523,597             209,938
      Shares repurchased ....................................................................     (603,122)           (346,900)
Distributions to Shareholders: (note 5)                                                       -------------       ------------
Net Increase from Capital Share Transactions ................................................    1,568,504           1,393,032
                                                                                              =============       ============
Net Increase in Net Assets ..................................................................      796,453           2,112,673
Net Assets:
   Beginning of Year ........................................................................    7,443,322           5,330,649
   End of Year .............................................................................. $  8,239,775        $  7,443,322
Undistributed Net Investment Income ......................................................... $          -        $          -










See Notes to Financial Statements

Brown Capital Management Funds

Financial Highlights

For a share outstanding during the                                                       Balanced Fund
fiscal years ended March 31,                                      2007          2006         2005          2004          2003
----------------------------------------------------------------------------------------------------------------------------------=

Net Asset Value, Beginning of Year ........................ $    15.87    $    14.38    $    14.91    $    11.71    $    15.12
                                                            ----------    ----------    ----------    ----------    ----------
Income from Investment Operations:
   Net investment income ..................................       0.14          0.10          0.11          0.10          0.11
   Net realized and unrealized gains (losses) on securities       0.14          1.49         (0.53)         3.20         (3.41)
                                                            ----------    ----------    ----------    ----------    ----------
Total from Investment Operations ........................         0.28          1.59         (0.42)         3.30         (3.30)
Less Distributions:
   Dividends (from net investment income) .................      (0.14)        (0.10)        (0.11)        (0.10)        (0.11)
                                                            ----------    ----------    ----------    ----------    ----------
Total Distributions .......................................      (0.14)        (0.10)        (0.11)        (0.10)        (0.11)
                                                            ==========    ==========    ==========    ==========    ==========
Net Asset Value, End of Year .............................. $    16.01    $    15.87    $    14.38    $    14.91    $    11.71

Total Return ..............................................       1.77%        11.09%        (2.85%)       28.26%       (21.85%)
Net Assets, End of Year (in thousands) .................... $   13,860    $   13,129    $   14,068    $   13,337    $   10,688
Average Net Assets for the Year (in thousands) ............ $   12,940    $   12,538    $   13,807    $   12,095    $   11,469
Ratio of Gross Expenses to Average Net Assets (a) .........       1.77%         1.70%         1.62%         1.76%         1.83%
Ratio of Net Expenses to Average Net Assets (a) ...........       1.20%         1.20%         1.20%         1.20%         1.20%
Ratio of Net Investment Income to Average Net Assets ......       0.88%         0.64%         0.77%         0.71%         0.89%
Portfolio Turnover Rate ...................................      52.67%        68.21%        40.53%        25.56%        44.22%




For a share outstanding during the                                                       Equity Fund
fiscal years ended March 31,                                      2007          2006         2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year ........................ $    18.26    $    16.07    $    16.80    $    12.34    $    17.73
                                                            ----------    ----------    ----------    ----------    ----------
Income from Investment Operations:
   Net investment loss ....................................      (0.03)        (0.05)        (0.03)        (0.06)        (0.05)
   Net realized and unrealized gains (losses) on securities       0.18          2.24         (0.70)         4.52         (5.34)
                                                            ----------    ----------    ----------    ----------    ----------
Total from Investment Operations ..........................       0.15          2.19         (0.73)         4.46         (5.39)

Less Distributions:
   Dividends (from net investment income) .................        -             -             -             -             -
   Distributions (from capital gains) .....................        -             -             -             -             -
                                                            ----------    ----------    ----------    ----------    ----------
Total Distributions .......................................        -             -             -             -             -
                                                            ==========    ==========    ==========    ==========    ==========
Net Asset Value, End of Year .............................. $    18.41    $    18.26    $    16.07    $    16.80    $    12.34

Total Return ..............................................       0.82%        13.63%        (4.35%)       36.14%       (30.40%)
Net Assets, End of Year (in thousands) ...................  $   13,238    $   14,196    $   12,978    $   13,833    $   10,232
Average Net Assets for the Year (in thousands) ............ $   12,984    $   13,513    $   13,390    $   12,633    $   11,517
Ratio of Gross Expenses to Average Net Assets (a) .........       1.79%         1.61%         1.66%         1.72%         1.89%
Ratio of Net Expenses to Average Net Assets (a) ...........       1.20%         1.20%         1.20%         1.20%         1.20%
Ratio of Net Investment Loss to Average Net Assets ........      (0.17%)       (0.31%)       (0.15%)       (0.42%)       (0.39%)
Portfolio Turnover Rate ...................................      68.61%        65.64%        47.19%        25.70%        65.96%

(a) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements  (gross expense ratio) and after any waivers and reimbursements (net expense ratio).




See Notes to Financial Statements.                                                                                  (Continued)

Brown Capital Management Funds

Financial Highlights

For a share outstanding during the                                              Small Company Fund
fiscal years ended March 31,                                     2007           2006        2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year ........................ $    34.90    $    27.04    $   30.21     $   20.02     $   33.92
                                                            ----------    ----------    ----------    ----------    ----------
Income from Investment Operations:
   Net investment loss ....................................      (0.30)        (0.35)       (0.36)        (0.26)        (0.21)
   Net realized and unrealized gains (losses) on securities       4.42          8.21        (2.81)        10.45        (13.69)
                                                            ----------    ----------    ----------    ----------    ----------
Total from Investment Operations ..........................       4.12          7.86        (3.17)        10.19        (13.90)

Less Distributions:
   Distributions (from capital gains) .....................      (3.58)          -            -             -             -
                                                            ----------    ----------    ----------    ----------    ----------
Total Distributions .......................................      (3.58)          -            -             -             -
                                                            ==========    ==========    ==========    ==========    ==========
Net Asset Value, End of Year .............................. $    35.44    $    34.90    $   27.04     $   30.21     $   20.02

Total Return ..............................................      12.56%        29.07%      (10.49%)       50.90%        (40.98%)
Net Assets, End of Year (in thousands) .................... $  328,085    $  396,243    $ 453,920     $ 755,893     $ 379,838
Average Net Assets for the Year (in thousands) ............ $  361,229    $  412,533    $ 634,743     $ 621,696     $ 371,991
Ratio of Gross Expenses to Average Net Assets (a) .........       1.20%         1.19%        1.18%         1.18%         1.23%
Ratio of Net Expenses to Average Net Assets (a) ...........       1.20%         1.19%        1.18%         1.18%         1.23%
Ratio of Net Investment Loss to Average Net Assets... .....      (0.77%)       (0.97%)      (0.95%)       (1.03%)       (1.05%)
Portfolio Turnover Rate ...................................      14.08%         9.98%       11.17%         1.42%         0.91%





For a share outstanding during the                                              International Equity Fund
fiscal years ended March 31,                                     2007           2006        2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year ........................ $    14.17    $    11.82    $   10.24     $    6.32     $    9.04
                                                            ----------    ----------    ----------    ----------    ----------
Income from Investment Operations:
   Net investment income (loss) ...........................       0.03          0.03        (0.01)        (0.01)         0.01
   Net realized and unrealized gains (losses) on securities       2.99          2.32         1.59          3.93         (2.73)
                                                            ----------    ----------    ----------    ----------    ----------
Total from Investment Operations ..........................       3.02          2.35         1.58          3.92         (2.72)
Less Distributions:
   Dividends (from net investment income) .................      (0.02)          -            -             -             -
   Distributions (from capital gains) .....................      (0.49)          -            -             -             -
                                                            ----------    ----------    ----------    ----------    ----------
Total Distributions .......................................      (0.51)          -            -             -             -
                                                            ==========    ==========    ==========    ==========    ==========
Net Asset Value, End of Year .............................. $    16.68    $    14.17    $   11.82     $   10.24     $    6.32

Total Return ..............................................      21.46%        19.88%       15.43%        62.03%       (30.09%)
Net Assets, End of Year (in thousands) .................... $   17,235    $   12,906    $  10,451     $   7,124     $   4,355
Average Net Assets for the Year (in thousands) ............ $   15,099    $   11,234    $   8,477     $   6,007     $   5,162
Ratio of Gross Expenses to Average Net Assets (a) .........       2.09%         2.23%        2.73%         3.30%         3.63%
Ratio of Net Expenses to Average Net Assets (a) ...........       2.00%         2.00%        2.00%         2.00%         2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets       0.20%         0.25%       (0.08%)       (0.05%)        0.09%
Portfolio Turnover Rate ...................................      30.86%        27.89%       18.22%        18.35%        38.43%

(a) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements  (gross expense ratio) and after any waivers and reimbursements (net expense ratio).




See Notes to Financial Statements.                                                                                (Continued)

Brown Capital Management Funds

Financial Highlights
                                                                                        Mid-Cap Fund
For a share outstanding during the                                              Institutional Class Shares
fiscal years or period ended March 31,                             2007         2006          2005        2004        2003 (a)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ......................   $    15.87   $    14.18   $    13.83   $    10.28   $    10.00
                                                              ----------   ----------   ----------   ----------   ----------
Income from Investment Operations:
   Net investment loss ....................................        (0.08)       (0.09)       (0.12)       (0.12)       (0.04)
   Net realized and unrealized gains on securities ........         0.11         2.64         0.63         4.09         0.32
                                                              ----------   ----------   ----------   ----------   ----------
Total from Investment Operations ..........................         0.03         2.55         0.51         3.97         0.28

Less Distributions:
   Dividends (from net investment income) .................          -            -            -            -            -
   Distributions (from capital gains) .....................        (1.64)       (0.86)       (0.16)       (0.42)         -
                                                              ----------   ----------   ----------   ----------   ----------
Total Distributions .......................................        (1.64)       (0.86)       (0.16)       (0.42)         -
                                                              ==========   ==========   ==========   ==========   ==========

Net Asset Value, End of Period ............................   $    14.26   $    15.87   $    14.18   $    13.83   $    10.28

Total Return ..............................................         0.29%       18.43%        3.71%       38.75%        2.80%
Net Assets, End of Period (in thousands) ..................   $    2,769   $    2,850   $    2,400   $    2,295   $    1,635
Average Net Assets for the Period (in thousands) ..........   $    2,714   $    2,560   $    2,285   $    2,076   $    1,260
Ratio of Gross Expenses to Average Net Assets (c) .........         3.20%        3.36%        4.45%        6.11%       15.28% (b)
Ratio of Net Expenses to Average Net Assets (c) ...........         1.30%        1.30%        1.30%        1.30%        1.30% (b)
Ratio of Net Investment Loss to Average Net Assets ........        (0.53%)      (0.60%)      (0.90%)      (0.98%)      (0.94%)(b)
Portfolio Turnover Rate ...................................        65.13%       80.70%       39.82%       47.37%       12.08%


                                  Mid-Cap Fund
For a share outstanding during the                                                              Investor Class  Shares
fiscal years or period ended March 31,                             2007         2006          2005        2004        2003 (a)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ......................   $    15.74   $    14.10   $    13.79   $    10.27   $    10.00
                                                              ----------   ----------   ----------   ----------   ----------
Income from Investment Operations:
   Net investment loss ....................................        (0.10)       (0.10)       (0.12)       (0.10)       (0.03)
   Net realized and unrealized gains on securities ........         0.09         2.60         0.59         4.04         0.30
                                                              ----------   ----------   ----------   ----------   ----------
Total from Investment Operations ..........................        (0.01)        2.50         0.47         3.94         0.27

Less Distributions:
   Dividends (from net investment income) .................          -            -            -            -            -
   Distributions (from capital gains) .....................        (1.64)       (0.86)       (0.16)       (0.42)         -
                                                              ----------   ----------   ----------   ----------   ----------
Total Distributions .......................................        (1.64)       (0.86)       (0.16)       (0.42)         -
                                                              ==========   ==========   ==========   ==========   ==========

Net Asset Value, End of Period ............................   $    14.09   $    15.74   $    14.10   $    13.79   $    10.27

Total Return ..............................................         0.03%       18.18%        3.43%       38.49%        2.70%
Net Assets, End of Period (in thousands) ..................   $    5,471   $    4,593   $    2,931   $    1,766   $      542
Average Net Assets for the Period (in thousands) ..........   $    4,791   $    3,537   $    2,180   $    1,063   $      249
Ratio of Gross Expenses to Average Net Assets (c) .........         3.45%        3.66%        4.82%        6.47%       13.67% (b)
Ratio of Net Expenses to Average Net Assets (c) ...........         1.55%        1.55%        1.55%        1.55%        1.56% (b)
Ratio of Net Investment Loss to Average Net Assets ........        (0.78%)      (0.83%)      (1.13%)      (1.22%)      (1.25%)(b)
Portfolio Turnover Rate ...................................        65.13%       80.70%       39.82%       47.37%       12.08%


(a) For the period from September 30, 2002 (Date of Initial  Public  Investment) to March 31, 2003.
(b) Annualized.
(c) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements  (gross expense ratio) and after any waivers and reimbursements (net expense ratio).


See Notes to Financial Statements.


The Brown Capital Management Funds

Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies        capital  appreciation  by  investing  in a portfolio of
                                                             equity    securities    of   companies    with   market
The Brown Capital  Management  Balanced Fund, The Brown      capitalizations  between $1 billion  and $10 billion at
Capital  Management  Equity  Fund,  The  Brown  Capital      the time of initial investment ("mid-cap companies").
Management   Small  Company  Fund,  The  Brown  Capital
Management  International  Equity  Fund,  and The Brown      The   Mid-Cap   Fund   offers  two  classes  of  shares
Capital   Management  Mid-Cap  Fund  (collectively  the      (Institutional  Shares and Investor Shares). Each class
"Funds" and  individually  a "Fund") are series  funds.      of shares  has  equal  rights as to assets of the Fund,
The Funds are part of The Nottingham  Investment  Trust      and the classes are identical except for differences in
II   (the   "Trust"),   which   was   organized   as  a      their sales charge structures and ongoing  distribution
Massachusetts  business  trust and is registered  under      and  service  fees.   Income,   expenses   (other  than
the Investment Company Act of 1940 (the "1940 Act"), as      distribution   and   service   fees,   which  are  only
amended,   as  an  open-ended   management   investment      attributable to the Investor Shares),  and realized and
company. Each of the Funds in this report is classified      unrealized gains or losses on investments are allocated
as a diversified company as defined in the 1940 Act.         to each  class of shares  based upon its  relative  net
                                                             assets.  Both  classes  have equal  voting  privileges,
The Brown Capital  Management  Balanced Fund ("Balanced      except  where  otherwise  required  by law or when  the
Fund")  commenced  operations  on August 11, 1992.  The      Board of Trustees (the "Trustees")  determines that the
investment  objective  of the  Fund is to  provide  its      matter to be voted on affects only the interests of the
shareholders  with a maximum total return consisting of      shareholders of a particular class.
any combination of capital appreciation by investing in
a flexible portfolio of equity securities, fixed income      The   following    accounting    policies   have   been
securities and money market instruments.                     consistently   followed   by  the   Funds  and  are  in
                                                             conformity   with   accounting   principles   generally
The  Brown  Capital  Management  Equity  Fund  ("Equity      accepted  in  the  United  States  of  America  in  the
Fund")  commenced  operations  on August 11, 1992.  The      investment company industry.
investment  objective  of the  Fund is to seek  capital
appreciation  principally through investments in equity      Investment Valuation
securities,  such as common  and  preferred  stocks and      The Funds'  investments  in  securities  are carried at
securities convertible into common stocks.                   value.  Securities listed on an exchange or quoted on a
                                                             national  market  system  are  valued at the last sales
The Brown Capital Management Small Company Fund ("Small      price as of 4:00 p.m. Eastern Time.  Securities  traded
Company Fund")  commenced  operations on July 23, 1992.      in the NASDAQ  over-the-counter  market  are  generally
The investment objective of the Fund is to seek capital      valued at the  NASDAQ  Official  Closing  Price.  Other
appreciation  principally through investments in equity      securities  traded in the  over-the-counter  market and
securities of those  companies with operating  revenues      listed  securities  for which no sale was  reported  on
of  $250  million  or  less  at  the  time  of  initial      that date are  valued  at the most  recent  bid  price.
investment.                                                  Securities and assets for which  representative  market
                                                             quotations are not readily available or which cannot be
The Brown Capital Management  International Equity Fund      accurately  valued  using  the  Funds'  normal  pricing
("International  Equity Fund") commenced  operations on      procedures  are valued at fair value as  determined  in
May 28, 1999. The  investment  objective of the Fund is      good faith under  policies  approved  by the  Trustees.
to provide  its  shareholders  with  long-term  capital      Fair  value  pricing  may  be  used,  for  example,  in
growth,  consisting  of both  realized  and  unrealized      situations  where (i) a portfolio  security,  such as a
capital  gains,  through  investment  in a  diversified      small-cap stock, mid-cap stock, or foreign security, is
international   portfolio  of  marketable   securities,      so thinly  traded that there have been no  transactions
primarily  equity  securities,  including common stock,      for that stock over an  extended  period of time or the
preferred  stocks and debt securities  convertible into      validity   of   a   market   quotation    received   is
common stocks. The Fund invests on a worldwide basis in      questionable;  (ii) an event  occurs after the close of
equity securities of companies that are incorporated in      the   exchange  on  which  a   portfolio   security  is
foreign countries.                                           principally  traded that is likely to have  changed the
                                                             value of the portfolio  security  prior to a Fund's net
The Brown  Capital  Management  Mid-Cap Fund  ("Mid-Cap      asset value  calculation;  (iii) the  exchange on which
Fund") commenced  operations on September 30, 2002. The      the  portfolio  security is  principally  traded closes
investment  objective of the Fund is to seek  long-term      early;  or (iv)  trading  of the  particular  portfolio
                                                             security  is halted  during the day and does not resume

                                                                                                         (Continued)

The Brown Capital Management Funds

Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------------

prior  to a  Fund's  net  asset  value  calculation.  A      calendar quarter.  Distributions from capital gains (if
portfolio security's "fair value" price may differ from      any) are generally declared and distributed annually.
the price next  available for that  portfolio  security
using the Funds' normal pricing procedures. Instruments      Estimates
with  maturities  of 60  days  or less  are  valued  at      The  preparation of financial  statements in conformity
amortized cost, which approximates market value.             with accounting  principles  generally  accepted in the
                                                             United  States of America  requires  management to make
Investment Transactions and Investment Income                estimates  and  assumptions  that  affect the amount of
Investment  transactions  are  accounted  for as of the      assets, liabilities,  expenses and revenues reported in
date purchased or sold (trade date). Dividend income is      the financial  statements.  Actual results could differ
recorded on the  ex-dividend  date.  Certain  dividends      from those estimates.
from foreign securities will be recorded as soon as the
Trust is informed of the  dividend if such  information      Federal Income Taxes
is  obtained   subsequent  to  the  ex-dividend   date.      The Balanced  Fund,  the Equity Fund, the Small Company
Interest  income is recorded  on the accrual  basis and      Fund,  the  International  Equity  Fund and the Mid-Cap
includes amortization of discounts and premiums.  Gains      Fund  are  considered  personal  holding  companies  as
and losses are determined on the identified cost basis,      defined under Section 542 of the Internal  Revenue Code
which is the same  basis  used for  federal  income tax      since 50% of the value of the Fund's  shares were owned
purposes.                                                    directly or indirectly by five or fewer  individuals at
                                                             a certain  time  during  the last half of the year.  As
Expenses                                                     personal holding companies, the Funds may be subject to
Each Fund bears expenses  incurred  specifically on its      federal income taxes on undistributed  personal holding
behalf as well as a portion of general expenses,  which      company  income at the  maximum  individual  income tax
are allocated according to methods reviewed annually by      rate.  No provision for income taxes is included in the
the Trustees.                                                accompanying financial statements,  as the Funds intend
                                                             to distribute to  shareholders  all taxable  investment
Foreign Currency Translation (International Equity Fund)     income and  realized  gains and  otherwise  comply with
Portfolio  securities and other assets and  liabilities      Subchapter M of the Internal Revenue Code applicable to
denominated in foreign  currencies are translated  into      regulated investment companies.
U.S.  dollars  based  on  the  exchange  rate  of  such
currencies   against  U.S.   dollars  on  the  date  of      2.   Transactions with Affiliates
valuation. Purchases and sales of securities and income
items denominated in foreign  currencies are translated      Advisor
into U.S. dollars at the exchange rate in effect on the      Each Fund pays a monthly  advisory fee to Brown Capital
transaction date.                                            Management, Inc. (the "Advisor") based upon the average
                                                             daily  net  assets  of the Fund and  calculated  at the
The Fund  does not  separately  report  the  effect  of      annual  rates as shown in  Schedule B  provided  on the
changes  in  foreign  exchange  rates  from  changes in      following   page.   The  Advisor   has   entered   into
market  prices on  securities  held.  Such  changes are      contractual agreements ("Expense Limitation Agreement")
included in net  realized and  unrealized  gain or loss      with the Funds  under  which it has  agreed to waive or
from investments.                                            reduce  its fees and to assume  other  expenses  of the
                                                             Funds,  if necessary,  in amounts that limit the Funds'
Realized  foreign  exchange  gains or losses arise from      total operating expenses (exclusive of interest, taxes,
sales of foreign  currencies,  currency gains or losses      brokerage fees and commissions, extraordinary expenses,
realized  between  the  trade and  settlement  dates on      and  payments,  if any,  under a Rule 12b-1  Plan,  and
securities  transactions and the difference between the      acquired  fund  fees)  to not  more  than  a  specified
recorded  amounts of dividends,  interest,  and foreign      percentage of the average daily net assets of each Fund
withholding  taxes,  and the U.S. dollar  equivalent of      for the current fiscal year.  There can be no assurance
the amounts  actually  received or paid. Net unrealized      that the Expense Limitation  Agreement will continue in
foreign exchange gains and losses arise from changes in      the  future.  Subject  to  approval  by  the  Board  of
foreign  exchange rates on foreign  denominated  assets      Trustees, the Advisor may be able to recoup fees waived
and  liabilities  other than  investments in securities      and expenses  assumed  during any of the previous three
held at the end of the reporting period.

Dividend Distributions
Each of the Funds may declare and distribute  dividends
from net investment  income (if any) at the end of each
                                                                                                         (Continued)

The Brown Capital Management Funds

Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------------

fiscal  years  for all the  Funds,  provided  that  the      reimbursement  to be made  without  causing  the  total
respective  Fund's total assets  exceed $20 million for      annual expense ratio of the  respective  fund to exceed
the Balanced  Fund,  the Equity Fund, the Small Company      the   corresponding   annual  expense  ratio  limit  as
Fund, the International Equity Fund and $15 million for      described above. See Schedule A below for the amount of
the Mid-Cap Fund.  Additionally,  the  respective  Fund      fees waived that could  possibly be  recaptured  if all
must  reach a  sufficient  asset  size to  permit  such      the requirements above are met.

-----------------------------------------------------------------------------------------------------------------------------------
 Schedule A
 Fund                                                  2007                         2006                          2005
-----------------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                                     $  73,554                    $  62,923                     $  58,186
 Equity Fund                                       $  75,746                    $  55,739                     $  62,289
 Small Company Fund                                      $ -                         $  -                           $ -
 International Equity Fund                         $  15,021                    $  26,029                     $  62,167
 Mid-Cap Fund                                      $ 142,487                    $ 127,608                     $ 143,196
-----------------------------------------------------------------------------------------------------------------------------------

The expense limitation percentages, as well as the Advisory fees waived and expenses reimbursed for the current fiscal year are included in Schedule B.

-----------------------------------------------------------------------------------------------------------------------------------
 Schedule B                           Advisor Fees                    Expense
                                                                     Limitation         Advisor Fees         Expenses
 Fund                            Average Net Assets       Rate         Ratio              Waived            Reimbursed
-----------------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                   First $100 million       0.65%        1.20%          $   73,554               $ -
                                 Over $100 million        0.50%
 Equity Fund                     First $100 million       0.65%        1.20%          $   75,746               $ -
                                 Over $100 million        0.50%
 Small Company Fund                   On all assets       1.00%        1.50%                $  -               $ -
 International Equity Fund       First $100 million       1.00%        2.00%          $   15,021               $ -
                                 Over $100 million        0.75%
 Mid-Cap Fund                         On all assets       0.75%       Class level     $   56,289            $86,198
          Institutional Shares                                         1.30%
              Investor Shares                                          1.55%
-----------------------------------------------------------------------------------------------------------------------------------

Administrator                                                receives a fee to procure and pay the custodian for the
Each  Fund  pays a  monthly  administration  fee to The      Funds,  additional compensation for fund accounting and
Nottingham Company ("the  Administrator) based upon the      recordkeeping  services and for certain costs  involved
average daily net assets of the Fund and  calculated at      with  the  daily   valuation  of   securities   and  as
the  annual  rates  which are  subject  to a minimum of      reimbursement  for  out-of-pocket  expenses  (which are
$2,000  per  month  per Fund.  The  Administrator  also      immaterial in amount).  A breakdown of fees paid to the
                                                             Administrator is provided in Schedule C.

-----------------------------------------------------------------------------------------------------------------------------------
Schedule C


                                                                                Fund             Fund
            Administration Fees (1)               Custody Fees (1)            Accounting       Accounting       Blue Sky
            Average Net          Annual        Average Net         Annual       Fees           Fees (on        Administration
               Assets             Rate          Assets              Rate      (monthly)        all assets)     Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
All        First $50 million     0.175%      First $100 million    0.020%     $2,250 (2)         0.01%         $160 per state
Funds      Next $50 million      0.150%      Over $100 million     0.009%       $750 (2)
           Next $50 million      0.125%
          Over $150 million      0.100%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Minimum  monthly  fees of $2,000 and $400 for  Administration  and  Custody, respectively.
(2) These fees are based on the number of classes of shares for each Fund. Each Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.
                                                                                                                  (Continued)

The Brown Capital Management Funds

Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------------

Compliance Services                                          4.   Purchases and Sales of Investment Securities
The Nottingham Compliance Services, LLC ("NCS, LLC"), a
fully  owned  affiliate  of  The  Nottingham   Company,      For the fiscal year ended March 31, 2007, the aggregate
provides  services  which  assists  the  Trust's  Chief      cost of purchases and proceeds from sales of investment
Compliance   Officer  in  monitoring  and  testing  the      securities  (excluding  short-term  securities) were as
policies  and  procedures  of the Trust in  conjunction      follows:
with  requirements  under Rule 38a-1 of the  Securities
and Exchange Commission.  It receives  compensation for      -------------------------------------------------------
this service at an annual rate of $7,750 for each Fund.                                               Proceeds from
                                                                                       Purchases of     Sales of
Transfer Agent                                               Fund                      Securities      Securities
North  Carolina  Shareholder  Services,  LLC ("Transfer      -------------------------------------------------------
Agent")  serves  as  transfer,   dividend  paying,  and      Balanced Fund           $  7,780,196    $  6,596,116
shareholder  servicing agent for the Funds. It receives      Equity Fund             $  8,801,637    $  9,608,642
compensation  for  its  services  based  upon  $15  per      Small Company Fund     $  49,284,644    $160,459,377
shareholder  per  year,  subject  to a  minimum  fee of      International Equity
$1,500  per  month per Fund and $500 per month per Fund         Fund                 $  5,940,664    $  4,473,153
for each additional class of shares.                         Mid-Cap Fund            $  5,381,671    $  4,735,675
                                                             -------------------------------------------------------
Distributor
Capital  Investment  Group,  Inc.  (the  "Distributor")      Purchases and sales of U.S. Government  Obligations for
serves  as  the  Fund's   principal   underwriter   and      the Balanced Fund aggregated  $1,072,534 and $1,100,000
distributor.                                                 respectively  during  the fiscal  year ended  March 31,
                                                             2007.  There were no  purchases  or sales of  long-term
Certain  Trustees  and  officers  of the Trust are also      U.S. Government  Obligations for the Equity Fund, Small
officers of the Advisor,  the Administrator,  NCS, LLC,      Company  Fund,  International  Equity  Fund or  Mid-Cap
the Transfer Agent or the Distributor.                       Fund.

3.   Distribution and Service Fees (Mid-Cap Fund)            5.   Federal Income Tax

The  Trustees,  including  the  Trustees  who  are  not      The  information  shown in the tables on the  following
"interested  persons"  of the Trust as  defined  in the      page  represent:  (1) tax  components  of capital,  (2)
1940  Act  adopted  a  distribution  and  service  plan      losses  or  deductions  the Funds may be able to offset
pursuant  to Rule  12b-1 of the  1940 Act (the  "Plan")      against income and gains realized in future years,  (3)
applicable to the Mid-Cap Fund Investor Shares. The Act      unrealized  appreciation or depreciation of investments
regulates  the manner in which a  regulated  investment      for federal income tax purposes,  (4)  characterization
company may assume costs of distributing  and promoting      of distributions  for Federal Income Tax purposes,  and
the  sales  of  its   shares  and   servicing   of  its      (5)    reclassifications    of    permanent    book/tax
shareholder accounts.                                        differences.

The Plan  provides  that  the  Mid-Cap  Fund may  incur      Other  book  tax   differences   in  the  current  year
certain costs,  which may not exceed 0.25% per annum of      primarily   consist   of  foreign   currency   contract
the  average  daily net assets of  Investor  Shares for      adjustments and deferred losses on wash sales.
each year elapsed  subsequent  to adoption of the Plan,
for  payment  to the  Distributor  and others for items
such  as  advertising   expenses,   selling   expenses,
commissions,   travel,  or  other  expenses  reasonably
intended to result in sales of  Investor  Shares in the
Fund or support servicing of Investor Share shareholder
accounts.  Such  expenditures  incurred as service fees
may not exceed 0.25% per annum of the Investor  Shares'
average  daily net assets.  The Mid-Cap  Fund  incurred
$11,977 of such expenses for the Investor  Shares under
the Plan for the year ended March 31, 2007.


                                                                                                         (Continued)

-----------------------------------------------------------------------------------------------------------------------------------
Fund                      Undistributed       Undistributed                                                           Net Tax
                            Ordinary            Long-Term            Accumulated             Other Book to        Appreciation/
                             Income              Gains              Capital Losses          Tax Differences      (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                     $2               $  -              $911,893                      $  -            $1,155,401
Equity Fund                     $  -               $  -              $747,059                      $  -            $1,358,333
Small Company Fund          $842,300        $20,939,869                  $  -                      $  -           $91,986,307
International Equity Fund       $  -           $590,852                  $  -                 $(16,199)            $5,486,540
Mid-Cap Fund                 $70,936           $331,959                  $  -                      $  -              $588,547
-----------------------------------------------------------------------------------------------------------------------------------

Accumulated  capital  losses noted below  represent net      gains  and  thereby   reduce   future   taxable   gains
capital loss carry-forwards, as of March 31, 2007, that      distributions.  The table  below  shows the  expiration
may be  available  to offset  future  realized  capital      dates of the carryovers.

-----------------------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended March 31, 2007
Fund                         March 31, 2010      March 31, 2011      March 31, 2012      March 31, 2013      March 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                     $  -             $867,964            $43,929                $  -             $  -
Equity Fund                       $  -             $312,893           $434,166                $  -             $  -
Small Company Fund                $  -                 $  -               $  -                $  -             $  -
International Equity Fund         $  -                 $  -               $  -                $  -             $  -
Mid-Cap Fund                      $  -                 $  -               $  -                $  -             $  -
-----------------------------------------------------------------------------------------------------------------------------------

The aggregate cost of investments  and the  composition      Unrealized  appreciation and unrealized depreciation in
of  unrealized   appreciation   and   depreciation   of      the table below exclude appreciation  (depreciation) on
investment  securities  for federal income tax purposes      foreign currency  translations.  The primary difference
as of March 31, 2007 are noted below.                        between  book and tax  appreciation  (depreciation)  of
                                                             investments is wash sale loss deferrals.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Aggregate Gross                Aggregate Gross
                                                                                Unrealized                      Unrealized
Fund                                         Federal Tax Cost                  Appreciation                    Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                 $13,170,737                      $1,410,269                       $(254,868)
Equity Fund                                   $12,503,639                      $1,735,675                       $(377,342)
Small Company Fund                           $238,295,415                    $105,018,914                    $(13,032,607)
International Equity Fund                     $11,647,564                      $5,647,962                       $(161,547)
Mid-Cap Fund                                   $7,655,201                        $906,409                       $(317,862)
-----------------------------------------------------------------------------------------------------------------------------------

The  amount of  dividends  and  distributions  from net      These  differences are due to differing  treatments for
investment  income and net realized  capital  gains are      items such as net  short-term  gains,  deferral of wash
determined  in  accordance   with  federal  income  tax      sale  losses,   foreign  currency   transactions,   net
regulations which may differ from accounting principles      investment losses and capital loss carry-forwards.
generally accepted in the United States of America.

-----------------------------------------------------------------------------------------------------------------------------------
For the fiscal year ended March 31, 2007                                                 Distributions from
                                                                         Ordinary Income                 Long-Term Capital
Fund                                                                                                           Gains
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                               $114,311                             $  -
Equity Fund                                                                     $  -                             $  -
Small Company Fund                                                              $  -                      $34,980,704
International Equity Fund                                                    $17,291                         $494,501
Mid-Cap Fund                                                                 $54,540                         $764,314
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   (Continued)

The Brown Capital Management Funds

Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------------
For the fiscal year ended March 31, 2006                                                 Distributions from
                                                                         Ordinary Income                 Long-Term Capital
Fund                                                                                                         Gains
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                              $82,780                             $  -
Equity Fund                                                                   $  -                             $  -
Small Company Fund                                                            $  -                             $  -
International Equity Fund                                                     $  -                             $  -
Mid-Cap Fund                                                                  $  -                         $357,028
-----------------------------------------------------------------------------------------------------------------------------------

As  a  result  of  permanent  differences  between  the      below,  were made for the year  ended  March 31,  2007.
financial    statement   and   income   tax   reporting      These reclassifications had no effect on the net assets
requirements,  the following  reclassifications,  shown      or the net asset value of the Fund.

-----------------------------------------------------------------------------------------------------------------------------------
For the fiscal year ended March 31, 2007                                                Increase (Decrease) in Undistributed
                                                                                 --------------------------------------------------
                                                                Paid-in Capital          Net Investment        Net Realized Gain on
Fund                                                                                          Income             Investments
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                        $  -                        $  -                     $  -
Equity Fund                                                      $(22,404)                    $22,404                     $  -
Small Company Fund                                                   $  -                  $2,781,244             $(2,781,244)
International Equity Fund                                         $(5,959)                   $(38,110)                $44,069
Mid-Cap Fund                                                         $  -                     $52,077                $(52,077)
-----------------------------------------------------------------------------------------------------------------------------------

6.   Capital Share Transactions

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Balanced Fund              Equity Fund              Small Company Fund
For the fiscal years ended March 31,             2007           2006        2007         2006          2007            2006
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares
          Shares sold                           53,436         60,800        9,859      15,999        2,596,138     2,784,541
          Reinvested distributions               7,263          5,387            -           -        1,049,341             -
          Shares repurchased                   (22,303)      (217,450)     (68,355)    (46,149)      (5,741,175)   (8,217,762)
Net Increase (Decrease) in Capital Shares       38,396       (151,263)     (58,496)    (30,150)      (2,095,696)   (5,433,221)
Shares Outstanding, Beginning of Year          827,328        978,591      777,429     807,579       11,352,731    16,785,952
Shares Outstanding, End of Year                865,724        827,328      718,933     777,429        9,257,035    11,352,731
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                            International                        Mid-Cap Fund
                                                             Equity Fund         Institutional Class        Investor Class
For the fiscal years ended March 31,                    2007           2006         2007         2006      2007           2006
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares
          Shares sold                                  256,488        88,132        1,908        3,369     100,104       92,987
          Reinvested distributions                      24,155             -       16,677        7,825      37,453       14,301
          Shares repurchased                          (157,709)      (61,492)      (3,955)        (904)    (41,074)     (23,296)
Net Increase in Capital Shares                         122,934        26,640       14,630       10,290      96,483       83,992
Shares Outstanding, Beginning of Year                  910,530       883,890      179,586      169,296     291,819      207,827
Shares Outstanding, End of Year                      1,033,464       910,530      194,216      179,586     388,302      291,819
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                     (Continued)

The Brown Capital Management Funds

Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------------

7.   Forward Currency Contracts                              On July 13, 2006, FASB released FASB Interpretation No.
                                                             48  "Accounting  for  Uncertainty in Income Taxes" (FIN
A table listing forward currency contracts can be found      48).  FIN 48 provides  guidance for how  uncertain  tax
in the Schedule of Investments (if applicable). Forward      positions should be recognized, measured, presented and
currency contracts are agreements to deliver or receive      disclosed in the financial statements.  FIN 48 requires
a preset  amount  of a  specific  currency  at a future      the evaluation of tax positions taken or expected to be
date.                                                        taken in the course of preparing the Funds' tax returns
                                                             to   determine    whether   the   tax   positions   are
The tables in the Schedule of Investments  provides the      "more-likely-than-not"   of  being   sustained  by  the
name of the  foreign  currency,  the  settlement  date,      applicable tax  authority.  Tax positions not deemed to
amount of the  contract,  the value of the  currency in      meet  the   more-likely-than-not   threshold  would  be
U.S.   dollars,   and  the  unrealized   gain  or  loss      recorded  as a tax  benefit or  expense in the  current
associated  with  the  contract.   The  amount  of  the      year.  FIN  48 is  to  be  implemented  no  later  than
unrealized gain or loss reflects the change in currency      September 30, 2007 and is to be applied to all open tax
exchange rates from the time the contract was opened to      years.  At this  time,  management  is  evaluating  the
March 31, 2007.                                              implications  of FIN 48.  Although not yet  determined,
                                                             management  does not  expect  FIN 48 to have a material
8.   Commitments and Contingencies                           impact on the financial statements.

Under the Funds' organizational documents, its officers
and   Trustees   are   indemnified    against   certain
liabilities  arising  out of the  performance  of their
duties to the Funds. In addition,  in the normal course
of business,  the Funds enter into  contracts  with its
vendors   and   others   that   provide   for   general
indemnifications.  The Funds'  maximum  exposure  under
these  arrangements  is unknown,  as this would involve
future  claims that may be made against the Funds.  The
Funds expects the risk of loss to be remote.

9.   New Accounting Pronouncements

In September 2006, the Financial  Accounting  Standards
Board (FASB) issued  Statement on Financial  Accounting
Standards  (SFAS) No. 157,  "Fair Value  Measurements".
This  standard   establishes  a  single   authoritative
definition  of fair  value,  sets out a  framework  for
measuring fair value and requires additional disclosure
about fair value measurements.  SFAS No. 157 applies to
fair value  measurements  already required or permitted
by existing  standards.  SFAS No. 157 is effective  for
financial  statements issued for fiscal years beginning
after  November  15,  2007 and interim  periods  within
those fiscal  years.  The changes to current  generally
accepted accounting  principles from the application of
this Statement  relate to the definition of fair value,
the  methods  used  to  measure  fair  value,  and  the
expanded disclosures about fair value measurements.  As
of  March  31,  2007,  the  Funds  do not  believe  the
adoption  of SFAS  No.  157  will  impact  the  amounts
reported   in  the   financial   statements,   however,
additional disclosures may be required about the inputs
used to  develop  the  measurements  and the  effect of
certain of the  measurements  reported on the statement
of changes in net assets for a fiscal period.



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of The Nottingham Investment Trust II and the Shareholders of The Brown Capital Management Funds:


We have audited the accompanying statements of assets and liabilities of The Brown Capital Management Balanced Fund, The Brown Capital Management Equity
Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund, each a series of shares of The Nottingham Investment Trust II (the "Funds"), including the schedules of investments, as of March 31, 2007, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended March 31, 2005 were audited by other auditors whose report dated April 29, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Balanced Fund, The Brown Capital Management Equity
Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund as of March 31, 2007, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




                                          /s/ Briggs, Bunting, & Dougherty, LLP
                                         _____________________________________
                                          BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
May 11, 2007

The Brown Capital Management Funds

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

1.   Proxy Voting Policies and Voting Record

A copy  of the  Trust's  Proxy  Voting  and  Disclosure      did not contain an adverse  opinion or a disclaimer  of
Policy and the  Adviser's  Proxy Voting and  Disclosure      opinion,  nor were they  qualified  or  modified  as to
Policy  are  included  as  Appendix  B  to  the  Fund's      uncertainty,  audit scope, or accounting principles. At
Statement of Additional  Information and are available,      no time  preceding the removal of Deloitte & Touche LLP
without    charge,    upon    request,    by    calling      were there any disagreements with Deloitte & Touche LLP
1-800-773-3863.  Information  regarding  how  the  Fund      on any matter of  accounting  principles  or practices,
voted proxies relating to portfolio  securities  during      financial  statement  disclosure,  or auditing scope or
the most recent  12-month  period ended June 30 will be      procedure, which disagreements,  if not resolved to the
available (1) without charge,  upon request, by calling      satisfaction  of  Deloitte  & Touche  LLP,  would  have
the  Fund at the  number  above  and  (2) on the  SEC's      caused it to make  reference  to the subject  matter of
website at http://www.sec.gov.                               the  disagreements in connection with its report. At no
                                                             time preceding the removal of Deloitte & Touche LLP did
2.   Quarterly Portfolio Holdings                            any of the events  enumerated in  paragraphs  (1)(v)(A)
                                                             through (D) of Item 304(a) of Regulation S-K occur.
The Funds file their  complete  schedule  of  portfolio
holdings with the SEC for the first and third  quarters      4.   Tax Information
of each fiscal year on Form N-Q.  The Funds'  Forms N-Q
are    available    on    the    SEC's    website    at      We are  required  to advise  you  within 60 days of the
http://www.sec.gov.  You may review and make  copies at      Fund's fiscal year-end regarding the federal tax status
the SEC's Public Reference Room in Washington, D.C. You      of  certain  distributions   received  by  shareholders
may also obtain copies after paying a  duplicating  fee      during each fiscal year.  The following  information is
by  writing  the  SEC's   Public   Reference   Section,      provided  for the Fund's  fiscal year ending  March 31,
Washington, D.C. 20549-0102 or by electronic request to      2007.
publicinfo@sec.gov,  or is  available  without  charge,
upon  request,  by calling the Fund at  1-800-773-3863.      During  the  fiscal  year,   the  Small  Company  Fund,
Information  on the  operation of the Public  Reference      International  Equity  Fund  and  Mid-Cap  Fund  paid a
Room   may  be   obtained   by   calling   the  SEC  at      long-term  capital gain  distribution  of  $34,980,704,
1-800-SEC-0330, (1-800-732-0330).                            $494,501, and $764,314, respectively.

3.   Change in Independent Registered Public Accounting      Individual  shareholders  are  eligible for reduced tax
     Firm                                                    rates on qualified dividend income. For the purposes of
                                                             computing the dividends eligible for reduced tax rates,
On  March  15,  2005,  the  Board of  Trustees  engaged      all of the  dividends  paid by the funds from  ordinary
Briggs,  Bunting &  Dougherty,  LLP  ("BBD") as its new      income  earned  during the fiscal  year are  considered
independent registered public accounting firm effective      qualified dividend income.
after the  completion  of Deloitte & Touche LLP's audit
of the March 31, 2005 financial statements.  At no time      Corporate   shareholders  may  exclude  up  to  70%  of
preceding  the  engagement of BBD did the Funds consult      qualifying  dividends.  For the  purposes of  computing
the  firm  regarding  either  (i)  the  application  of      this  exclusion,  all of the dividends paid by the fund
accounting  principles  to  a  specified   transaction,      from  ordinary  income  earned  during the fiscal  year
either  completed  or  proposed,  or the  type of audit      represent qualifying dividends.
opinion that might be rendered on the Funds'  financial
statements,  or (ii) any matter that was either subject      Dividends  and  distributions  received  by  retirement
of a disagreement or a reportable  event, as such terms      plans such as IRAs,  Keogh-type  plans and 403(b) plans
are defined in Item 304 of Regulation S-K.                   need not be reported as taxable income.  However,  many
                                                             retirement  plans may need this  information  for their
Prior to this date, Deloitte & Touche LLP served as the      annual information reporting.
independent  registered  public accounting firm for the
Trust  and  issued  reports  on  the  Funds'  financial      5.   Information about Trustees and Officers
statements as of March 31, 2005 and 2004.  Such reports
                                                             The   business   and  affairs  of  The  Brown   Capital
                                                             Management  Balanced Fund, The Brown Capital Management
                                                             Equity Fund, The Brown Capital Management Mid-Cap Fund,
                                                             The Brown Capital  Management  Small Company Fund,  and

                                                                                                          (Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

The Brown Capital Management  International Equity Fund      The Brown Funds includes  additional  information about
("The Brown Funds") and The Nottingham Investment Trust      the Trustees and  officers  and is  available,  without
II  ("Trust")  are managed  under the  direction of the      charge,   upon  request  by  calling  The  Brown  Funds
Board   of   Trustees   ("Trustees")   of  the   Trust.      toll-free  at  1-800-773-3863.   The  address  of  each
Information concerning the Trustees and officers of the      Trustee and officer,  unless otherwise indicated below,
Trust  and  The  Brown   Funds  is  set  forth   below.      is  116  South  Franklin  Street,  Rocky  Mount,  North
Generally,   each   Trustee  and   officer   serves  an      Carolina  27804.  The  Independent   Trustees  received
indefinite term or until certain  circumstances such as      aggregate  compensation  of $14,120  ($2,824  from each
their resignation,  death, or otherwise as specified in      fund)  during the fiscal year ended March 31, 2007 from
the Trust's organizational  documents.  Any Trustee may      The Brown  Funds for their  services to The Brown Funds
be  removed  at a  meeting  of  shareholders  by a vote      and the Trust. The Interested Trustees and officers did
meeting the requirements of the Trust's  organizational      not receive compensation from the Brown Funds for their
documents.  The Statement of Additional  Information of      services to the Fund and Trust.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                                                        Portfolios in
                            Position(s)   Length of                                      Fund Complex
       Name, Age,           held with     Time            Principal Occupation(s)        Overseen by        Other Directorships
      And Address           Fund/Trust    Served            During Past 5 Years            Trustee           Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                        Independent Trustees
----------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson, 74        Trustee,       Since        Retired; previously, President          6       Independent  Trustee  of the
                           Chairman       1990         of  Brinson   Investment   Co.                  following:   Gardner   Lewis
                                                       (personal   investments)   and                  Investment   Trust  for  the
                                                       President      of      Brinson                  three  series of that trust;
                                                       Chevrolet,      Inc.     (auto                  New  Providence   Investment
                                                       dealership).                                    Trust for the one  series of
                                                                                                       that trust;  Hillman Capital
                                                                                                       Management  Investment Trust
                                                                                                       for the two  series  of that
                                                                                                       trust; and Tilson Investment
                                                                                                       Trust for the two  series of
                                                                                                       that trust  (all  registered
                                                                                                       investment companies).
----------------------------------------------------------------------------------------------------------------------------------
James H. Speed, Jr., 53    Trustee        Since        President  and CEO of NC Mutual        6        Member of Board of Directors
                                          2002         Insurance   Company  (insurance                 of NC Mutual Life Insurance
                                                       company)   since    May   2003;                 Company.
                                                       President   of Speed  Financial
                                                       Group, Inc. (consulting/private
                                                       investments)   from  March 2000
                                                       to April 2003.
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Interested Trustee*
-----------------------------------------------------------------------------------------------------------------------------------
Keith A. Lee, 47           Trustee; Vice  Trustee      Senior Vice President of Brown        6                   None
1201 N. Calvert Street     President      Since 2002;  Capital    Management,    Inc.
Baltimore, MD 21202        and Principal  Vice         (advisor  of  the  Funds)  and
                           Executive      President    Vice  President  of The  Brown
                           Officer, The   since 1992;  Capital    Management   Funds;
                           Brown          Principal    Trustee  of  the  Trust  since
                           Funds          Executive    June 2002.
                                          Officer
                                          since 2002
-----------------------------------------------------------------------------------------------------------------------------------
* Basis of Interestedness:  Mr. Lee is an Interested  Trustee because he is an officer of Brown Capital Management, Inc., the advisor of The Brown Capital Management Funds.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Other Officers
-----------------------------------------------------------------------------------------------------------------------------------
Eddie C. Brown, 66         President,     Since       President  of  Brown  Capital        n/a                    n/a
1201 N. Calvert Street     The Brown      1992        Management, Inc.;  previously,
Baltimore, MD 21202        Funds                      Trustee  of the  Trust from 1992
                                                      until June 2002.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                                                        Portfolios in
                            Position(s)   Length of                                      Fund Complex
       Name, Age,           held with     Time            Principal Occupation(s)        Overseen by        Other Directorships
      And Address           Fund/Trust    Served            During Past 5 Years            Trustee           Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
Richard K. Bryant, 47      Vice           Since       President      of      Capital        n/a                        n/a
Post Office Box 32249      President      2006        Investment     Group,     Inc.
Raleigh, NC 27622                                     (distributor   of  the  Fund);
                                                      Vice   President   of  Capital
                                                      Investment   Counsel,    Inc.;
                                                      President      of      Capital
                                                      Investment   Brokerage,   Inc.
                                                      (broker/dealer    firm);   and
                                                      President  of N.C.  Securities
                                                      Association             (trade
                                                      organization);     Previously,
                                                      Trustee of the Trust from 1990
                                                      until June 2002 and  September
                                                      2002 until August 2006.
-----------------------------------------------------------------------------------------------------------------------------------
R. Mark Fields, 54         Vice           Since       Manager  of Client  Service at        n/a                        n/a
119 S. President Street    President,     1992        EARNEST Partners, LLC (advisor
2nd Floor                  EARNEST                    of  the   EARNEST Partners
Jackson, MS 39201          Partners                   Fixed Income Trust);  previously,
                           Fixed                      Partner of  EARNEST  Partners,
                           Income Trust               LLC.
-----------------------------------------------------------------------------------------------------------------------------------
Douglas S. Folk, 46        President      Since       Partner and  Portfolio  Manager       n/a                        n/a
1180 Peachtree Street      and Principal  2004        of EARNEST Partners, LLC.
Suite 2300                 Executive
Atlanta, GA 30309          Officer,
                           EARNEST
                           Partners
                           Fixed
                           Income Trust
-----------------------------------------------------------------------------------------------------------------------------------
Adam W. Barnard, 29        Treasurer      Since       Manager -  Compliance/Internal        n/a                        n/a
                           and            2007        Audit, The Nottingham  Company
                           Assistant                  (administrator  of  the  Fund)
                           Secretary                  since  February  2007;  Senior
                                                      Accountant,   The   Nottingham
                                                      Company  from  2005  to  2007;
                                                      Fund      Accountant,      The
                                                      Nottingham  Company  from 2004
                                                      to 2005;  Fund  Accountant for
                                                      BISYS  Fund   Services   (fund
                                                      administrator)  from  2001  to
                                                      2003.
-----------------------------------------------------------------------------------------------------------------------------------
A. Vason Hamrick, 30       Secretary and  Since       Corporate Counsel, The                 n/a                        n/a
                           Assistant      2007        Nottingham Company since
                           Treasurer                  2004.
-----------------------------------------------------------------------------------------------------------------------------------
Julian G. Winters, 38      Chief          Since       Chief  Compliance  Officer  to         n/a                        n/a
                           Compliance     2004        the Trust since 2004; Managing
                           Officer                    Member of Watermark Solutions,
                                                      LLC (investment compliance and
                                                      consulting)  since March 2007;
                                                      previously,  Vice President of
                                                      Compliance  Administration  of
                                                      The Nottingham Company.
-----------------------------------------------------------------------------------------------------------------------------------


The Brown Capital Management
Mutual Funds are a series of
The Nottingham Investment Trust II








For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services, LLC                   Brown Capital Management
116 South Franklin Street                      1201 North Calvert Street
Post Office Drawer 4365                        Baltimore, Maryland 21202
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-773-3863                                 1-877-892-4BCM, 1-877-892-4226

World Wide Web @:                              World Wide Web @:

nottinghamco.com                               browncapital.com

Item 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant had adopted a code of ethics (the "Code") that applies to the registrant's principal executive officers ("PEOs") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEOs or PFO during the period covered by this report. A copy of the code of ethics that applies to the registrant's PEOs and PFO is filed pursuant to Item 12(a)(1) below.

Item 3. AUDIT  COMMITTEE  FINANCIAL EXPERT.


The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.


On the date of the report, March 31, 2007, the registrant's audit committee financial expert was Mr. James H. Speed, Jr., Mr. Speed is "independent" for purposes of Item 3 of Form N-CSR.


Item 4. PRINCIPAL  ACCOUNTANT  FEES AND SERVICES.

(a) Audit Fees - Audit fees for the registrant for the fiscal years ended March 31, 2006 and March 31, 2007 are reflected in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant Briggs, Bunting & Dougherty, LLP ("Accountant") in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings.

--------------------------------------------------------------------------------
                        Fund                               2006         2007
--------------------------------------------------------------------------------
EARNEST Partners Fixed Income Trust                      $13,000      $13,000
--------------------------------------------------------------------------------
The Brown Capital Management Equity Fund                 $11,000      $11,500
--------------------------------------------------------------------------------
The Brown Capital Management Balanced Fund               $13,000      $13,000
--------------------------------------------------------------------------------
The Brown Capital Management Small Company Fund          $14,000      $14,000
--------------------------------------------------------------------------------
The Brown Capital Management International Equity Fund   $15,000      $15,000
--------------------------------------------------------------------------------
The Brown Capital Management Mid-Cap Fund                $11,000      $11,500
--------------------------------------------------------------------------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended March 31, 2006 and March 31, 2007 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the fiscal years ended March 31, 2006 and March 31, 2007 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

--------------------------------------------------------------------------------
                        Fund                               2006         2007
--------------------------------------------------------------------------------
EARNEST Partners Fixed Income Trust                      $1,500        $2,000
--------------------------------------------------------------------------------
The Brown Capital Management Equity Fund                 $1,500        $2,000
--------------------------------------------------------------------------------
The Brown Capital Management Balanced Fund               $1,500        $2,000
--------------------------------------------------------------------------------
The Brown Capital Management Small Company Fund          $1,500        $2,000
--------------------------------------------------------------------------------
The Brown Capital Management International Equity Fund   $1,500        $2,000
--------------------------------------------------------------------------------
The Brown Capital Management Mid-Cap Fund                $1,500        $2,000
--------------------------------------------------------------------------------

(d) All Other Fees -There were no other fees billed by the Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

   (2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) Aggregate non-audit fees billed by the Accountant, to the registrant for services rendered during the fiscal years ended March 31, 2006 and 2007 were $9,000 and $12,000, respectively. There were no non-audit fees billed the Accountant for services rendered to the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.

(h)      Not applicable.




Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.


         A copy of the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.


         Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         None.





Item 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officers and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form  N-CSR is filed herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II


By: (Signature and Title)        /s/ Adam W. Barnard
                                 _______________________________________
                                 Adam W. Barnard
                                 Treasurer, Assistant Secretary, and
                                 Principal Financial Officer

Date: May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: (Signature and Title)        /s/ Douglas S. Folk
                                 _______________________________________
                                 Douglas S. Folk
                                 President and Principal Executive Officer,
                                 EARNEST Partners Fixed Income Trust

Date: May 30, 2007



By: (Signature and Title)        /s/ Keith A. Lee
                                 _______________________________________
                                 Keith A. Lee
                                 Trustee, The Nottingham Investment Trust II
                                 Vice President and Principal Executive Officer,
                                 The Brown Capital  Management  Equity Fund, The
                                 Brown Capital  Management  Balanced  Fund,  The
                                 Brown  Capital  Management  Small Company Fund,
                                 The  Brown  Capital  Management   International
                                 Equity Fund,  and The Brown Capital  Management
                                 Mid-Cap Fund

Date: May 31, 2007







By: (Signature and Title)        /s/ Adam W. Barnard
                                 _______________________________________
                                 Adam W. Barnard
                                 Treasurer, Assistant Secretary, and Principal
                                 Financial Officer, The Nottingham
                                 Investment Trust II

Date: May 30, 2007